As filed with the Securities and Exchange Commission on August 30, 2011

Securities Act Registration No. 333-
Investment Company Act Registration No. 811-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________

FORM N-2

☒ Registration Statement under the Securities Act of 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
and/or
☒ Registration Statement Under the Investment Company Act of 1940
☐ Amendment No.
__________________________

BlackRock Municipal 2027 Term Trust
(Exact Name of Registrant as Specified in Declaration of Trust)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

(800) 882-0052
(Registrant's Telephone Number, Including Area Code)

Brendan Kyne, President
BlackRock Municipal 2027 Term Trust
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)
__________________________

Copies to:

Thomas A. DeCapo, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, Massachusetts 02108
__________________________
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
__________________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $0.001 par value	N/A	N/A	$1,000,000(1)	$116.10

(1)           Estimated solely for purposes of calculating the registration fee.
__________________________

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED AUGUST 30, 2011

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

          Shares
BlackRock Municipal 2027 Term Trust
Common Shares
$15.00 per share

Investment Objectives.  BlackRock Municipal 2027 Term Trust (the "Trust") is a diversified, closed-end management investment company with no operating history. The Trust's investments objectives are:

•	to provide current income that is exempt from regular federal income tax; and

•	to return $15.00 per common share (the initial public offering price per common share) to holders of common shares on or about December 31, 2027.

Investment Advisor and Sub-Advisor. The Trust's investment adviser is BlackRock Advisors, LLC ("BlackRock Advisors" or the "Advisor") and the Trust's sub-advisor is BlackRock Financial Management, Inc. (the "Sub-Advisor"). We sometimes refer to the Advisor and the Sub-Advisor collectively as the "Advisors."

Investment Strategy.  Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in municipal securities that at the time of investment are investment grade quality. Investment grade quality securities are those rated within the four highest grades (Baa or BBB or better by Moody's Investor's Service, Inc. ("Moody's"), Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings, Inc. ("Fitch")) or those that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The Trust may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated Ba/BB or below by Moody's, S&P or Fitch or securities that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." After the initial investment period, the Trust intends to actively manage the maturity of its securities which are expected to have a dollar weighted average effective maturity approximately equal to the Trust's maturity date. As a result, over time the maturity of the Trust's portfolio is expected to shorten in relation to the remaining term of the Trust.  No assurance can be given that the Trust will achieve its investment objectives.

Term Trust. The Trust seeks to return $15.00 per common share to holders of common shares on or about December 31, 2027 (when the Trust will terminate) by actively managing its portfolio of tax-exempt municipal obligations which will have an average final maturity on or about such date and by retaining each year a portion of its net investment income, but continue to maintain its status as a regulated investment company for federal income tax purposes. No assurance can be given that the Trust will achieve its investment objectives.

No Prior History.  The Trust's common shares have no history of public trading.  Shares of closed-end investment companies frequently trade at a discount from their net asset value.  This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

The Trust's common shares are expected to be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "       ."

Investing in the Trust's common shares involves certain risks that are described in the "Risks" section beginning on page [  ] of this Prospectus.   Certain of these risks are summarized in "Prospectus Summary—Special Risk Considerations" beginning on page [ ].

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share	Total(1)
Price to Public	$	$
Sales Load(2)	$	$
Estimated Offering Expenses	$	$
Proceeds to Trust(3) (4)	$	$
(notes on inside front cover)

The underwriters expect to deliver the common shares to purchasers on or about                                                                                                                                , 2011.

__________________________

__________________________

The date of this Prospectus is             .

(notes from previous page)

(1)
 The Trust has granted the underwriters an option to purchase up to              additional common shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus solely to cover overallotments, if any.  If such option is exercised in full, the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Trust will be $        , $         , $         and $        , respectively.  See "Underwriting."

(2)
BlackRock Advisors (and not the Trust) has agreed to pay from its own assets structuring fees to             ,                  ,              and               . BlackRock Advisors (and not the Trust) may pay certain qualifying underwriters a structuring fee, sales incentive fee or additional compensation in connection with the offering. BlackRock Advisors and certain of its affiliates (and not the Trust) may pay commissions to employees of its affiliates that participate in the marketing of the Trust's common shares.  See "Underwriting."

(3)
BlackRock Advisors has agreed to pay such organizational and offering expenses of the Trust (other than the sales load) to the extent that organizational and offering expenses (other than the sales load) exceed $.03 per common share. The Trust will pay organizational and offering expenses of the Trust (other than the sales load) up to $.03 per common share, which may include a reimbursement of BlackRock Advisors' expenses incurred in connection with this offering. Any offering cost paid by the Trust will be deducted from the proceeds of the offering received by the Trust. The aggregate organizational and offering expenses (other than the sales load) are estimated to be $          or $      per common share. The aggregate offering expenses (other than the sales load) to be incurred by the Trust are estimated to be        or $             per common share. The aggregate organizational and offering expenses (other than the sales load) to be incurred by BlackRock Advisors on behalf of the Trust are estimated to be $                or $        per common share.

(4)	The Trust will pay its organizational costs in full out of its seed capital prior to completion of this offering.

(continued from previous page)

Leverage.  The Trust intends to use leverage to seek to achieve its investment objectives. The Trust may use leverage by issuing preferred shares of beneficial interest ("Preferred Shares"), by borrowing funds from banks or other financial institutions, or by any other means permitted under the Investment Company Act of 1940, as amended. The Trust may also use leverage by investing in derivative instruments with leverage imbedded in them, such as residual interest municipal tender option bonds ("TOBs Residuals"). The Trust currently intends to use combined economic leverage of up to [ ]% of its Managed Assets, although it may use combined economic leverage of up to [ ]% of its Managed Assets.

Approximately one to three months after the completion of the offering of the common shares, subject to market conditions, the Trust intends to offer Preferred Shares representing approximately [ ]% of the Trust's Managed Assets immediately after the issuance of the Preferred Shares.  There can be no assurance, however, that Preferred Shares representing such percentage of the Trust's Managed Assets will actually be issued.

The use of leverage is subject to numerous risks and will cause the Trust's net asset value to be more volatile than if leverage was not used. For example, a rise in short-term interest rates, which currently are near historically low levels, will cause the Trust's net asset value to decline more than if the Trust had not used leverage. A reduction in the Trust's net asset value may cause a reduction in the market price of its common shares. See "Risks — Leverage Risk."

You should read this Prospectus, which sets forth information about the Trust, before deciding whether to invest in the common shares, and retain it for future reference. A Statement of Additional Information, dated            , 2011, containing additional information about the Trust (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference in its entirety into this Prospectus. You can review the table of contents for the Statement of Additional Information on page [ ] of this Prospectus. You may request a free copy of the Statement of Additional Information by calling (800) 882-0052 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The Securities and Exchange Commission charges a fee for copies. You can get the same information free from the Securities and Exchange Commission's website (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102. The Trust does not post a copy of the Statement of Additional Information on its website because the Trust's common shares are not continuously offered, which means the Statement of Additional Information will not be updated after completion of this offering and the information contained in the Statement of Additional Information will become outdated. In addition, you may request copies of the Trust's semi-annual and annual reports or other information about the Trust or make shareholder inquiries by calling (800) 882-0052. The Trust's annual and semi-annual reports, when produced, will be available at the Trust's website (http://www.blackrock.com) free of charge.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Trust.

The Trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Prospectus Summary	1
Summary of Trust Expenses	10
The Trust	12
Use of Proceeds	12
The Trust's Investments	12
Leverage	16
Risks	19
How the Trust Manages Risk	28
Management of the Trust	29
Net Asset Value	31
Distributions	31
Dividend Reinvestment Plan	32
Description of Shares	33
Certain Provisions in the Agreement and Declaration of Trust	35
Closed-End Fund Structure	36
Repurchase of Common Shares	36
Tax Matters	37
Underwriting	39
Custodian and Transfer Agent	41
Legal Opinions	41
Privacy Principles of the Trust	41
Table of Contents for the Statement of Additional Information	42

  You should rely only on the information contained or incorporated by reference in this Prospectus. The Trust has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus. Our business, financial condition and prospects may have changed since that date.

PROSPECTUS SUMMARY

  This is only a summary. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information.

The Trust
BlackRock Municipal 2027 Term Trust is a newly organized, diversified, closed-end management investment company with no operating history.  The Trust will distribute substantially all of its net assets on or about December 31, 2027, when the Trust will terminate. Throughout the Prospectus, we refer to BlackRock Municipal 2027 Term Trust simply as the "Trust" or as "we," "us" or "our."  See "The Trust."

The Offering
The Trust is offering       common shares of beneficial interest at $15.00 per share through a group of underwriters (the "Underwriters") led by             . The common shares of beneficial interest are called "common shares" in the rest of this Prospectus.  You must purchase at least 100 common shares ($1,500) in order to participate in this offering.  The Trust has given the Underwriters an option to purchase up to               additional common shares to cover overallotments. BlackRock Advisors, LLC ("BlackRock Advisors" or the "Advisor"), the Trust's investment advisor, has agreed to pay organizational expenses and offering costs (other than sales load) that exceed $.03 per common share.  See "Underwriting."

Investment Objectives
The Trust's investments objectives are to provide current income that is exempt from regular federal income tax and to return $15.00 per common share (the initial public offering price per common share) to holders of common shares on or about December 31, 2027. No assurance can be given that the Trust will achieve its investment objectives.

Investment Policies
Under normal market conditions, the Trust expects will invest at least 80% of its Managed Assets in municipal securities that at the time of investment are investment grade quality. Investment grade quality securities are those that are rated within the four highest grades (Baa or BBB or better by Moody's Investor's Service, Inc. ("Moody's"), Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings, Inc. ("Fitch")) or those that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The Trust may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated Ba/BB or below by Moody's, S&P or Fitch or securities that are unrated but judged to be of comparable quality by the Advisor or BlackRock Financial Management, Inc. ("BlackRock Financial Management" or the "Sub-Advisor"), the Trust's investment sub-advisor. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." After the initial investment period, the Trust intends to actively manage the maturity of its securities which are expected to have a dollar weighted average effective maturity approximately equal to the Trust's maturity date. As a result, over time the maturity of the Trust's portfolio is expected to shorten in relation to the remaining term of the Trust.  No assurance can be given that the Trust will achieve its investment objective.  See "The Trust's Investments"

The Trust seeks to return $15.00 per common share to holders of common shares on or about December 31, 2027 (when the Trust will terminate) by actively managing its portfolio of tax-exempt municipal obligations which will have an average final maturity on or about such date and by retaining each year a portion of its net investment income, but continue to maintain its status as a regulated investment company for federal income tax purposes. There is no assurance that the Trust will be able to achieve its investment objective of returning $15.00 per common share to holders of common shares on or about December 31, 2027.

For a discussion of risk factors that may affect the Trust in achieving its objectives, see "Risks."

Special Tax Considerations
While exempt-interest dividends are excluded from gross income for regular federal income tax purposes, they may be subject to the federal alternative minimum tax in certain circumstances. Distributions of any capital gain or other taxable income will be taxable to shareholders. The Trust may not be a suitable investment for investors subject to the federal alternative minimum tax or who would become subject to such tax by investing in the Trust. See "Tax Matters."

Leverage
The Trust intends to use leverage to seek to achieve its investment objectives. The Trust may use leverage by issuing preferred shares of beneficial interest ("Preferred Shares"), by borrowing funds from banks or other financial institutions, or by any other means permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust may also use leverage by investing in derivative instruments with leverage imbedded in them, such as residual interest municipal tender option bonds ("TOBs Residuals"). The Trust currently intends to use combined economic leverage of up to [ ]% of its Managed Assets, although it may use combined economic leverage of up to [ ]% of its Managed Assets.

Approximately one to three months after the completion of the offering of the common shares, subject to market conditions, the Trust intends to offer Preferred Shares representing approximately [ ]% of the Trust's Managed Assets immediately after the issuance of the Preferred Shares.  There can be no assurance, however, that Preferred Shares representing such percentage of the Trust's Managed Assets will actually be issued.  Although the timing and other terms of the offering of Preferred Shares and the terms of the Preferred Shares will be determined by the Trust's board of trustees (the "Board"), the Trust expects to invest the proceeds of the Preferred Shares offering in long-term municipal securities. The Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by a remarketing process. The adjustment period for Preferred Share dividends could be as short as one day or as long as a year or more. So long as the Trust's portfolio is invested in securities that provide a higher rate of return than the dividend rate of the Preferred Shares, after taking expenses into consideration, the leverage will cause you to receive a higher current rate of income than if the Trust were not leveraged.  See "Leverage" and "Description of Shares—Preferred Shares."

The use of leverage is subject to numerous risks and will cause the Trust's net asset value to be more volatile than if leverage was not used. For example, a rise in short-term interest rates, which currently are near historically low levels, will cause the Trust's net asset value to decline more than if the Trust had not used leverage. A reduction in the Trust's net asset value may cause a reduction in the market price of its common shares. See "Risks — Leverage Risk."

Investment Advisor and Sub-Advisor	BlackRock Advisors will be the Trust's investment advisor and BlackRock Advisors' affiliate, BlackRock Financial Management, Inc., will be the Trust's sub-advisor. Throughout the Prospectus, we sometimes refer to BlackRock Advisors and the Sub-Advisor collectively as the "Advisors."  BlackRock Advisors will receive an annual fee, payable monthly, in a maximum amount equal to           % of the average daily value of the Trust's Managed Assets. "Managed Assets" means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust's accrued liabilities (other than money borrowed for investment purposes).   BlackRock Advisors will pay an annual sub-advisory fee to the Sub-Advisor equal to          % of the management fee received by BlackRock Advisors.  See "Management of the Trust — Investment Advisor and Sub-Advisor."

Distributions
Commencing with the Trust's initial dividend, the Trust intends to distribute monthly all or a portion of its net investment income to holders of common shares. We expect to declare the initial monthly dividend on the Trust's common shares approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering. The Trust intends to pay any capital gains distributions at least annually.

Shareholders will automatically have all dividends and distributions reinvested in common shares of the Trust in accordance with the Trust's Dividend Reinvestment Plan, unless an election is made to receive cash by contacting the Plan Administrator (as defined herein), at               . See "Dividend Reinvestment Plan."

The Trust currently intends to retain, until the final liquidating distribution, a portion of its net investment income but continue to maintain its status as a regulated investment company for federal income tax purposes. Such retained income may constitute a portion of the liquidating distribution returned to investors on or about December 31, 2027.

If the Trust realizes a capital gain or other taxable income, it will be required to allocate such income between the common shares and the Preferred Shares in proportion to the total dividends paid to each class for the year in which or with respect to which the income is paid. See "Distributions" and "Leverage."

The Trust reserves the right to change its distribution policy and the basis for establishing the rate of its monthly distributions at any time and may do so without prior notice to common shareholders.

Listing	The Trust's common shares are expected to be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol " ." See "Description of Shares — Common Shares."

Custodian And Transfer Agent	will serve as the Trust's Custodian, and will serve as the Trust's Transfer Agent.

Market Price Of Shares
Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. The Trust cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The value of a shareholder's investment in the Trust will be reduced immediately following this offering by the sales load and the amount of the organizational and offering expenses paid by the Trust. See "Use of Proceeds." In addition to net asset value, the market price of the Trust's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, call protection for portfolio securities, dividend stability, portfolio credit quality, liquidity and market supply and demand. See "Leverage," "Risks," "Description of Shares" and the section of the Statement of Additional Information with the heading "Repurchase of Common Shares." The common shares are designed primarily for long-term investors and you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

Special Risk Considerations
An investment in common shares of the Trust involves risk. You should consider carefully the risks discussed below, which are described in more details under "Risks" beginning on page [  ] of this Prospectus.

No Operating History.  The Trust is a newly organized, diversified, closed-end management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Investment and Market Discount Risk. An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust's common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. The value of your investment in the Trust will be reduced immediately following the initial offering by the amount of the sales load and the amount of the organizational and offering expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust's net asset value could decrease as a result of its investment activities.  At any point in time an investment in the Trust's common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering. The Trust anticipates using leverage, which will magnify the Trust's investment, market and certain other risks.

Interest Rate Risk.  Generally, when market interest rates fall, bond prices rise, and vice versa. Interest rate risk is the risk that the municipal securities in the Trust's portfolio will decline in value because of increases in market interest rates. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. Because the Trust will initially invest primarily in long-term securities, net asset value and market price per share of the common shares will fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term securities. The Trust's use of leverage, as described below, will tend to increase common share interest rate risk.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the Trust's debt securities and decreasing the Trust's exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful.

Credit Risk.  Credit risk is the risk that one or more municipal securities in the Trust's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in municipal securities rated Baa/BBB or higher or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The Trust may invest up to 20% (measured at the time of investment) of its Managed Assets in municipal securities that are rated Ba/BB and below or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Municipal securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. Lower grade securities tend to be less liquid than investment grade securities and the market values of lower grade securities tend to be more volatile than investment grade securities.

General Municipal Securities Market Risk. The municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in securities on a principal basis using their proprietary capital, and during the recent market turmoil these firms' capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal securities. Certain municipal securities may not be registered with the Securities and Exchange Commission ("SEC") or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities in which the Trust may invest is generally less than that for corporate equities or bonds, and the investment performance of the Trust may therefore be more dependent on the analytical abilities of the Advisors than would be, for example, a stock fund. The secondary market for municipal securities, particularly the below investment grade securities in which the Trust may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such securities at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  Many state and municipal governments that issue securities are currently under significant economic and financial stress and may not be able to satisfy their obligations. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including the entity's tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity's control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those generally associated with municipal securities, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such securities are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds. See "Risks — General Municipal Securities Market Risk."

Special Risks Related to Certain Municipal Securities.  The Trust may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Trust's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Trust, although the Trust does not anticipate that such a remedy would normally be pursued. To the extent that the Trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Call and Redemption Risk.  A municipal security's issuer may call the security for redemption before it matures. If this happens to a municipal security that the Trust holds, the Trust may lose income and may have to invest the proceeds in municipal securities with lower yields.

Below Investment Grade Securities Risk.  The Trust may invest up to 20% of its Managed Assets in securities that are rated below investment grade, which are commonly referred to as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See "Risks — Current Economic Conditions — Credit Crisis Liquidity and Volatility Risk."

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term. See "Risks — Below Investment Grade Securities Risk."

Reinvestment Risk.  Reinvestment risk is the risk that income from the Trust's portfolio will decline if and when the Trust invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or your overall returns. See "Risks — Reinvestment Risk."

Economic Sector and Geographic Risk.  The Trust may invest 25% of more of its Managed Assets in municipal securities of issuers in the same state (or U.S. Territory) or in the same economic sector. If the Trust does so, this may make it more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. As concentration increases, so does the potential for fluctuation in the net asset value of the Trust's common shares. See "Risks—Economic Sector and Geographic Risk."

Leverage Risk.  The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust's leveraging strategy may not be successful.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

 •    the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

 •    the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

 •    the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

 •    when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

 •    leverage may increase operating costs, which may reduce total return.

The Trust anticipates issuing Preferred Shares.  We anticipate that Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates that would be periodically reset through a remarketing process subject to a maximum rate which will increase over time in the event of an extended period of unsuccessful remarketing.  Preferred Shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Trust will pay a fee to the provider of this liquidity feature, which will be borne by common shareholders of the Trust.  The terms of such liquidity feature may require the Trust to redeem Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Trust.

The Trust intends to invest the proceeds of the Preferred Shares offering in long-term, typically fixed rate, municipal securities. So long as the Trust's municipal security portfolio provides a higher rate of return, net of Trust expenses, than the Preferred Share dividend rate, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged. If, however, long- and/or short-term rates rise, the Preferred Share dividend rate could exceed the rate of return on long-term securities held by the Trust that were acquired during periods of generally lower interest rates, reducing return to the holders of common shares.  Preferred Shares of the Trust would be senior to the Trust's common shares, such that holders of Preferred Shares would have priority over the distribution of the Trust's assets, including dividends and liquidating distributions. If Preferred Shares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Trust, voting separately as a class.

Certain types of leverage by the Trust may result in the Trust being subject to covenants relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with its investment objectives and policies if the Trust were to utilize leverage.

The Trust may also leverage through its investments in TOBs Residuals. See "Risks—Leverage Risks" and "— Tender Option Bonds Risk."

Current Economic Conditions — Credit Crisis Liquidity and Volatility Risk.  The markets for credit instruments have experienced periods of extreme illiquidity and volatility since the latter half of 2007. General market uncertainty and consequent repricing of risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including municipal securities. These conditions resulted in, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. Such market conditions may make valuation of some of the Trust's municipal securities uncertain and/or result in sudden and significant valuation increases or declines in its holdings. In addition, illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the common shares.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments have experienced significant reductions in revenues and consequent difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt. Also, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest, and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Trust's operating expenses. Any income derived from the Trust's ownership or operation of such assets may not be tax exempt.

In addition, laws enacted in the future by Congress, state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

United States Credit Rating Downgrade Risk. The events surrounding the recent negotiations regarding the U.S. federal government debt ceiling and the resulting agreement could adversely affect the Trust's ability to achieve its investment objectives.  On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. to "AA+" from "AAA." The downgrade by S&P could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all kinds of debt.  The long-term credit ratings on certain municipal issuers may be downgraded as well.  In addition, the ability of municipal issuers to make timely payments of interest and principal may be diminished if governmental cost burdens are reallocated among federal, state and local governments during future negotiations regarding the U.S. federal government debt ceiling.   These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on municipal issuers and the Trust.  Neither the Advisor nor the Sub-Advisor can predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Trust's portfolio.  The Advisor and the Sub-Advisor intend to monitor developments and seek to manage the Trust's portfolio in a manner consistent with achieving the Trust's investment objective, but there can be no assurance that it will be successful in doing so and the Advisor and the Sub-Advisor may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq, instability in Afghanistan, Pakistan and the Middle East and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy and securities markets.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities. BlackRock, BlackRock's affiliates ("Affiliates") and BlackRock's significant shareholders ("Significant Shareholders") are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Trust. BlackRock, its Affiliates and Significant Shareholders may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Trust. Subject to the requirements of the Investment Company Act, BlackRock, its Affiliates and Significant Shareholders intend to engage in such activities and may receive compensation from third parties for their services. Neither BlackRock nor its Affiliates or Significant Shareholders are under any obligation to share any investment opportunity, idea or strategy with the Trust. As a result, BlackRock, its Affiliates and Significant Shareholders may compete with the Trust for appropriate investment opportunities. The results of the Trust's investment activities, therefore, may differ from those of an Affiliate, Significant Shareholder or another account managed by an Affiliate or Significant Shareholder, and it is possible that the Trust could sustain losses during periods in which one or more Affiliates or Significant Shareholders and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interests. For additional information about potential conflicts of interest, and the way in which BlackRock addresses such conflicts, please see "Conflicts of Interest" and "Management of the Trust—Fund Management—Potential Material Conflicts of Interest" in the Statement of Additional Information.

Anti-Takeover Provisions Risk.  The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities. See "Certain Provisions in the Agreement and Declaration of Trust."

Additional Risks. For additional risks relating to investments in the Trust, including "Inflation Risk," "Deflation Risk," "Strategic Transactions Risk,"  "Counterparty Risk," "Insurance Risk," "Government Intervention in Financial Markets Risk," and "Legislation Risk," please see "Risks" beginning on page [  ] of this Prospectus.

SUMMARY OF TRUST EXPENSES

 The following table shows estimated Trust expenses as a percentage of net assets attributable to common shares. The purpose of the following table and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Estimated Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues [     ] common shares. If the Trust issues fewer common shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to the common shares. See "Management of the Trust" and "Dividend Reinvestment Plan." The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by "you" or "us" or that "we" will pay fees or expenses, shareholders will indirectly bear such fees or expenses as investors in the Trust.

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)%
Offering expenses borne by the Trust (as a percentage of offering price)(1)(2)%
Dividend reinvestment plan fees	None(3)

Percentage of net assets attributable to common shares (assuming the use of leverage)(4)
Estimated Annual Expenses
Management fees	%
Interest expense	%
Other expenses	%
Total annual expenses	%(5)
____________________________

(1)
The Trust will pay its organizational costs in full out of its seed capital prior to completion of this offering. The Trust will pay organizational and offering expenses of the Trust (other than the sales load) up to $.03 per common share, which may include a reimbursement of BlackRock Advisors' expenses incurred in connection with this offering. BlackRock Advisors has agreed to pay such organizational and offering expenses of the Trust (other than the sales load) to the extent that organizational and offering expenses (other than the sales load) exceed $.03 per common share. Any offering cost paid by the Trust will be deducted from the proceeds of the offering received by the Trust.

(2)
BlackRock Advisors (and not the Trust) has agreed to pay from its own assets a structuring fee to each of                          .   BlackRock Advisors may pay commissions to employees of its affiliates that participate in the marketing of the Trust's common shares.   See "Underwriting."

(3)
You will be charged a $        sales fee and pay a $     per share sold fee (which includes brokerage commissions) if you direct the Plan Administrator (as defined below) to sell your common shares held in a dividend reinvestment account.

(4)	Assumes leverage of [ ]% of the Trust's net assets attributable to common shares ([ ]% of the Trust's Managed Assets) through the issuance of Preferred Shares.

(5)
The table presented below estimates what the Trust's annual expenses would be stated as percentages of the Trust's net assets attributable to common shares. This table assumes the Trust is the same size as in the table above, but unlike the table above, assumes that no leverage is used. In accordance with these assumptions, the Trust's expenses would be estimated to be as follows:

Percentage of net assets attributable to common shares (assuming no leverage is used)
Estimated Annual Expenses
Management fees	%
Other expenses	%
Total annual expenses	%

The following example illustrates the expenses (including the sales load of $[   ] and the estimated Preferred Share offering cost of $[   ], assuming Preferred Shares are issued representing [     ]% of the Trust's Managed Assets) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of [   ]% of net assets attributable to common shares in years 1 through 10, and (2) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred(1)	$	$	$	$
____________________________

(1)
The example should not be considered a representation of future expenses. The example assumes that the estimated "Other expenses" set forth in the Annual expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE TRUST

The Trust is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act. The Trust was organized as a Delaware statutory trust on August 16, 2011, pursuant to an Agreement and Declaration of Trust, governed by the laws of the State of Delaware. The Trust has no operating history. The Trust will distribute substantially all of its net assets on or about December 31, 2027 when the Trust will terminate.  The Trust's principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (800) 882-0052.

USE OF PROCEEDS

The net proceeds of the offering of common shares will be approximately $[    ] ($[      ] if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Trust will invest the net proceeds of the offering in accordance with the Trust's investment objectives and policies as stated below. We currently anticipate that the Trust will be able to invest all of the net proceeds in accordance with the Trust's investment objectives and policies within approximately three months after the completion of this offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt or taxable investment grade securities.

THE TRUST'S INVESTMENTS

 Investment Objectives and Policies

Investment Objective. The Trust's investment objectives are to provide current income exempt from regular federal income tax and to return $15.00 per common share to holders of common shares on or about December 31, 2027.

Investment Policies. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in municipal securities that at the time of investment are investment grade quality. Investment grade quality means that such securities are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. Municipal securities rated Baa by Moody's are investment grade, but Moody's considers municipal securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for issuers of municipal securities that are rated BBB or Baa (or that have equivalent ratings) to make principal and interest payments than is the case for issuers of higher grade municipal securities.

The Trust may invest up to 20% of its Managed Assets in municipal securities that are rated, at the time of investment, Ba/BB or below by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. Securities of below investment grade quality (Ba/BB or below) are commonly referred to as "junk bonds." Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. These credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security if a rating agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell a security that a rating agency has downgraded, the Advisors may consider such factors as the Advisors' assessment of the credit quality of the issuer of the security, the price at which the security could be sold and the rating, if any, assigned to the security by other rating agencies. Appendix A to the Statement of Additional Information contains a general description of Moody's, S&P's and Fitch's ratings of municipal securities.

The Trust may also invest in securities of other open- or closed-end investment companies that invest primarily in municipal securities of the types in which the Trust may invest directly and in tax-exempt preferred shares that pay dividends exempt from regular federal income tax.

The Trust seeks to return $15.00 per common share to holders of common shares on or about December 31, 2027 (when the Trust will terminate) by actively managing its portfolio of tax-exempt municipal obligations, which will have an average final maturity on or about such date and by retaining each year a percentage of its net investment income, but continue to maintain its status as a regulated investment company for federal income tax purposes. The purpose of retaining a portion of the net investment income is to enhance the Trust's ability to return to investors $15.00 per common share outstanding upon the Trust's termination. Such retained net investment income will generally serve to increase the net asset value of the Trust. However, if the Trust realizes any capital losses on dispositions of securities that are not offset by capital gains on the disposition of other securities, the Trust may return less than $15.00 for each common share outstanding at the end of the Trust's term. In addition, the leverage caused by the Trust's issuance of Preferred Shares may increase the possibility of incurring capital losses and the difficulty of subsequently incurring capital gains to offset such losses. However, the Advisors believe that they will be able to manage the Trust's assets so that the Trust will not realize capital losses which are not offset by capital gains over the life of the Trust on the disposition of its other assets and retained net investment income. Although neither the Advisors nor the Trust can guarantee these results, their achievement should enable the Trust, on or about December 31, 2027, to have available for distribution to holders of its common shares $15.00 for each common share then outstanding. There is no assurance that the Trust will be able to achieve its investment objective of returning $15.00 per common share to holders of common shares on or about December 31, 2027. For a discussion of risk factors that may affect the Trust in achieving its objectives, see "Risks" below.

The Trust may purchase municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide these credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust's income. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the common shares. The Trust may purchase insured municipal securities and may purchase insurance for municipal securities in its portfolio.  As concern has increased about the balance sheets of insurers, prices on insured municipal securities — especially those municipal securities issued by weaker underlying credits — have declined. Most insured municipal securities are currently being valued according to their fundamentals as if they were uninsured.  See "Risks-Insurance Risk."

After the initial investment period, the Trust intends to actively manage the maturity of its municipal securities which are expected to have a dollar weighted average effective maturity approximately equal to the Trust's maturity date. As a result, over time the maturity of the Trust's portfolio is expected to shorten in relation to the remaining term of the Trust.

 During temporary defensive periods, including the period during which the net proceeds of this offering are being invested, and in order to keep the Trust's cash fully invested, the Trust may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities that may be either tax-exempt or taxable. The Trust may not achieve its investment objectives under these circumstances. The Trust intends to invest in taxable short-term investments only if suitable tax-exempt short-term investments are not available at reasonable prices and yields. If the Trust invests in taxable short-term investments, a portion of your dividends would be subject to regular federal income tax.

The Trust cannot change its investment objectives without the approval of the holders of a majority of the outstanding common shares and, once the Preferred Shares are issued, the Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class. A "majority of the outstanding" means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (2) more than 50% of the shares, whichever is less. See "Description of Shares—Preferred Shares—Voting Rights" for additional information with respect to the voting rights of holders of Preferred Shares.

Portfolio Composition and Other Information

Municipal Securities. Municipal securities are either general obligation bonds or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal securities may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Trust also may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Trust will only purchase municipal securities representing lease obligations where the Advisors believe the issuer has a strong incentive to continue making appropriations until maturity.

The municipal securities in which the Trust will invest pay interest that, in the opinion of bond counsel to the issuer, or on the basis of another authority believed by the Advisors to be reliable, is exempt from regular federal income tax. The Advisors will not conduct their own analysis of the tax status of the interest paid by municipal securities held by the Trust. The Trust may also invest in municipal securities issued by U.S. Territories (such as Puerto Rico or Guam) that are exempt from regular federal income tax. In addition to the types of municipal securities described in the Prospectus, the Trust may invest in other securities that pay interest that is, or make other distributions that are, exempt from regular federal income tax and/or state and local personal taxes, regardless of the technical structure of the issuer of the instrument. The Trust treats all of such tax-exempt securities as municipal securities.

The yields on municipal securities are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

When-Issued and Forward Commitment Securities.  The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

High Yield Securities.  The Trust may invest up to 20% of its Managed Assets in securities rated below investment grade such as those rated Ba or below by Moody's and BB or below by S&P or Fitch or in unrated securities determined by the Advisor or the Sub-Advisor to be of comparable quality. These lower grade securities are commonly known as "junk bonds." Securities rated below investment grade are judged to have speculative characteristics with respect to their interest and principal payments. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Trust to sell certain of these securities or could result in lower prices than those used in calculating the Trust's net asset value. See "Other Investment Policies and Techniques – High Yield Securities" in the Trust's SAI.

Strategic Transactions. The Trust may engage in various Strategic Transactions for hedging and risk management purposes or to enhance current income. Strategic Transactions involve the use of derivative instruments. Such instruments may include, but are not limited to, financial futures contracts, swap contracts (including, but not limited to, credit default swaps), options on financial futures, options on swap contracts and other derivative instruments. If the Trust engages in Strategic Transactions for hedging and risk management purposes, it primarily intends to use strategies that include swaps (including interest rate swaps), financial futures contracts, options on financial futures or options based either on an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments. If the Trust engages in Strategic Transactions to enhance current income, it primarily intends to use the same strategies as discussed above for hedging and risk management purposes and, in addition, to engage in credit derivative transactions, including credit default swaps. There is no assurance that these derivative strategies will be available at any time or that the Advisors will determine to use them for hedging or risk management purposes or to enhance current income or, if used, that the strategies will be successful.

The use of Strategic Transactions to enhance current income may be particularly speculative. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the Trust's ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. See "Risks — Strategic Transactions Risk." In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

Other Investment Companies.  The Trust may invest up to 10% of its total assets in securities of other open- or closed-end investment companies that invest primarily in municipal securities of the types in which the Trust may invest directly. The Trust generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Trust receives the proceeds of the offering of its common shares or Preferred Shares, or during periods when there is a shortage of attractive, high-yielding municipal securities available in the market. As a shareholder in an investment company, the Trust will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Trust's advisory and other fees and expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. The Advisors will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal securities investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Trust is subject. As described in this Prospectus in the sections entitled "Risks" and "Leverage," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Trust. In addition, to the extent the Trust invests in other investment companies, the Trust will be dependent upon the investment and research abilities of persons other than the Advisors. The Trust treats its investments in such open- or closed-end investment companies as investments in municipal securities.

Tax-Exempt Preferred Securities. The Trust may also invest up to 10% of its total assets in preferred interests of other investment funds that pay dividends that are exempt from regular federal income tax. A portion of such dividends may be capital gain distributions subject to federal capital gains tax. Such funds, in turn, invest in municipal securities and other assets that generally pay interest or make distributions that are exempt from regular federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investing in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed above. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries.

Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period.  During the period in which the net proceeds of this offering of common shares are being invested or during periods in which the Advisors determine that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so, the Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt securities that may be either tax-exempt or taxable. See "Investment Policies and Techniques — Short-Term Taxable Fixed Income Securities" and "Investment Policies and Techniques — Short-Term Tax-Exempt Fixed Income Securities" in the Statement of Additional Information. The Advisors' determination that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust's investment strategy is extremely limited or absent or in connection with the termination of the Trust.

LEVERAGE

The Trust intends to use leverage to seek to achieve its investment objectives. The Trust may use leverage by issuing Preferred Shares, by borrowing funds from banks or other financial institutions, or by any other means permitted under the Investment Company Act. The Trust may also use leverage by investing in derivative instruments with leverage imbedded in them, such as TOBs Residuals. The Trust currently intends to use combined economic leverage of up to [ ]% of its Managed Assets, although it may use combined economic leverage of up to [ ]% of its Managed Assets.

Approximately one to three months after the completion of the offering of the common shares, subject to market conditions, the Trust intends to offer Preferred Shares representing approximately [ ]% of the Trust's Managed Assets immediately after the issuance of the Preferred Shares.  There can be no assurance, however, that Preferred Shares representing such percentage of the Trust's Managed Assets will actually be issued.

The use of leverage can create risks. Changes in the value of the Trust's portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the holders of common shares. If there is a net decrease or increase in the value of the Trust's investment portfolio, leverage will decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Trust did not utilize leverage. A reduction in the Trust's net asset value may cause a reduction in the market price of its shares. During periods in which the Trust is using leverage, the fees paid to the Advisors for advisory and sub-advisory services will be higher than if the Trust did not use leverage, because the fees paid will be calculated on the basis of the Trust's Managed Assets, which includes the proceeds from leverage. The Trust's leveraging strategy may not be successful.

 Certain types of leverage by the Trust may result in the Trust being subject to covenants relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with its investment objectives and policies if the Trust were to utilize leverage.

 Under the Investment Company Act, the Trust is not permitted to use leverage for any purpose if, immediately after the issuance of such leverage, the Trust would have an asset coverage ratio (as defined in the Investment Company Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock. The Investment Company Act also provides that the Trust may not declare distributions, or purchase its stock (including through tender offers), if immediately after doing so it will have an asset coverage ratio of less than 300% or 200%, as applicable. Under the Investment Company Act, certain short-term borrowings (such as for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed, and (iii) which are not in excess of 5% of the total assets of a Trust.

Effects of Leverage

Assuming that the Preferred Shares will represent approximately [  ]% of the Trust's Managed Assets and pay dividends at an annual average rate of [ ]%, the income generated by the Trust's portfolio (net of estimated expenses) must exceed [ ]% in order to cover the dividend payments and other expenses specifically related to the Preferred Shares. Of course, these numbers are merely estimates used for illustration. Actual Preferred Share dividend rates will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust's portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust. See "Risks." The table further reflects the issuance of Preferred Shares representing [ ] of the Trust's Managed Assets and the Trust's currently projected annual Preferred Share dividend rate of [ ]%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Common Share Total Return	%	%	)%	%	%

Common share total return is composed of two elements: the common share dividends paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying dividends on Preferred Shares) and gains or losses on the value of the securities the Trust owns. As required by Securities and Exchange Commission rules, the table assumes that the Trust is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Trust must assume that the tax-exempt interest it receives on its municipal securities investments is entirely offset by losses in the value of those securities.

Unless and until leverage is utilized issued, the common shares will not be leveraged and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging will not be fully achieved until the proceeds resulting from the use of leverage have been invested in debt instruments in accordance with the Trust's investment objectives and policies.

Preferred Shares

Approximately one to three months after the completion of the offering of the common shares, subject to market conditions, the Trust intends to offer Preferred Shares representing approximately [ ]% of the Trust's Managed Assets immediately after the issuance of the Preferred Shares. So long as the Trust's portfolio is invested in securities that provide a higher rate of return than the dividend rate of the Preferred Shares, after taking expenses into consideration, the leverage will cause you to receive a higher current rate of income than if the Trust were not leveraged.  The Preferred Shares will have complete priority upon distribution of assets over the common shares. Although the timing and other terms of the offering of Preferred Shares and the terms of the Preferred Shares will be determined by the Trust's Board, the Trust expects to invest the proceeds of the Preferred Shares offering in long-term municipal securities. The Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by a remarketing process, subject to a maximum rate which will increase over time in the event of an extended period of unsuccessful remarketing. The adjustment period for Preferred Share dividends could be as short as one day or as long as a year or more. Preferred Shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Trust will pay a fee to the provider of this liquidity feature, which will be borne by common shareholders of the Trust.  The terms of such liquidity feature may require the Trust to redeem Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Trust.

For tax purposes, the Trust is currently required to allocate tax-exempt interest income, net capital gain and other taxable income, if any, between the common shares and Preferred Shares in proportion to total dividends paid to each class for the year in which or with respect to which the tax-exempt interest, net capital gain or other taxable income is paid. If net capital gain or other taxable income is allocated to Preferred Shares, instead of solely tax-exempt income, the Trust will likely have to pay higher total dividends to Preferred Shareholders or make special payments to Preferred Shareholders to compensate them for the increased tax liability. This would reduce the total amount of dividends paid to the holders of common shares, but would increase the portion of the dividend that is tax-exempt. If the increase in dividend payments or the special payments to Preferred Shareholders are not entirely offset by a reduction in the tax liability of, and an increase in the tax-exempt dividends received by, the holders of common shares, the advantage of the Trust's leveraged structure to holders of common shares will be reduced.

If Preferred Shares are issued, the Trust intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Trust and may also prohibit dividends and other distributions on the common shares in such circumstances. In order to meet redemption requirements, the Trust may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Trust to incur related transaction costs and could result in capital losses to the Trust. Prohibitions on dividends and other distributions on the common shares could impair the Trust's ability to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If the Trust has Preferred Shares outstanding, two of the Trust's trustees will be elected by the holders of Preferred Shares voting separately as a class. The remaining trustees of the Trust will be elected by holders of common shares and Preferred Shares voting together as a single class. In the event the Trust failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Trust.

The Trust will be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Trust. These guidelines are expected to impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Advisors from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.

TOBs Residuals

The Trust may leverage its assets through the use of tender option bond trusts (each, a "TOBs Issuer"). A TOBs Issuer is typically established by a third party sponsor forming a special purpose trust into which the Trust, or an agent on behalf of the Trust, transfers BABs or other municipal securities. A TOBs Issuer typically issues two classes of beneficial interests: short-term floating rate notes ("TOBs Floaters"), which are sold to third party investors, and TOBs Residuals, which are generally issued to the Trust. The Trust may invest in both TOBs Floaters and TOBs Residuals. The Trust does not currently intend to invest in TOBs Residuals issued by a TOBs Issuer that was not formed for the Trust, although it reserves the right to do so in the future.

The TOBs Issuer receives municipal securities from the Trust through the sponsor and then issues TOBs Floaters to third party investors and a TOBs Residual to the Trust. The Trust is paid the cash (less transaction expenses, which are borne by the Trust and therefore common shareholders indirectly) received by the TOBs Issuer from the sale of the TOBs Floaters and typically will invest the cash in additional municipal securities or other investments permitted by its investment policies. TOBs Floaters may have first priority on the cash flow from the securities held by the TOBs Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the "liquidity provider") which allows holders to tender their position at par (plus accrued interest). The Trust, in addition to receiving cash from the sale of the TOBs Floaters, also receives the TOBs Residual. The TOBs Residual provides the Trust with the right (1) to cause the holders of the TOBs Floaters to tender their notes to the TOBs Issuer at par (plus accrued interest), and (2) to acquire the municipal securities from the TOBs Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the securities held in the TOBs Issuer are passed through to the Trust, as the holder of the TOBs Residual. This transaction, in effect, creates exposure for the Trust to the entire return of the securities in the TOBs Issuer, with a net cash investment by the Trust that is less than the value of the securities in the TOBs Issuer. This multiplies the positive or negative impact of the securities' return within the Trust (thereby creating leverage).

The TOBs Issuer may be terminated without the consent of the Trust upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the securities in the TOBs Issuer, a substantial downgrade in the credit quality of the issuer of the securities in the TOBs Issuer, the inability of the TOBs Issuer to obtain liquidity support for the TOBs Floaters, a substantial decline in the market value of the securities in the TOBs Issuer, or the inability of the sponsor to remarket any TOBs Floaters tendered to it by holders of the TOBs Floaters. In such an event, the TOBs Floaters would be redeemed by the TOBs Issuer at par (plus accrued interest) out of the proceeds from a sale of the securities in the TOBs Issuer. If this happens, the Trust would be entitled to the assets of the TOBs Issuer, if any, that remain after the TOBs Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these securities to redeem all of the TOBs Floaters at par (plus accrued interest), the liquidity provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Trust's assets (unless the Trust held a recourse TOBs Residual). A recourse TOBs Residual is generally a TOBs Residual issued by a TOBs Issuer in which the TOBs Floaters represent greater than 75% of the market value of the securities at the time they are deposited in the TOBs Issuer. If the Trust were to invest in a recourse TOBs Residual to leverage its portfolio, it would typically be required to enter into an agreement pursuant to which the Trust is required to pay to the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. The Trust currently does not intend to use recourse TOBs Residuals to leverage the Trust's portfolio, but reserves the right to do so depending on future market conditions.

Under accounting rules, securities of the Trust that are deposited into a TOBs Issuer are investments of the Trust and are presented on the Trust's Schedule of Investments and outstanding TOBs Floaters issued by a TOBs Issuer are presented as liabilities in the Trust's Statement of Assets and Liabilities. Interest income from the underlying security is recorded by the Trust on an accrual basis. Interest expense incurred on the TOBs Floaters and other expense related to remarketing, administration and trustee services to a TOBs Issuer are reported as expenses of the Trust.

For TOBs Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying securities deposited in the TOBs Issuer, the Trust as the holder of the TOBs Floaters relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOBs Issuer provide for a liquidation of the municipal security deposited in the TOBs Issuer and the application of the proceeds to pay off the TOBs Floaters.

The Trust may invest in both TOBs Floaters and TOBs Residuals issued by the same TOBs Issuer.

Temporary Borrowings

 The Trust may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

RISKS

The net asset value of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below.

 No Operating History
The Trust is a newly organized, diversified, closed-end management investment company with no operating history.

 Investment and Market Discount Risk
An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust's common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. The value of your investment in the Trust will be reduced immediately following the initial offering by the amount of the sales load and the amount of the organizational and offering expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust's net asset value could decrease as a result of its investment activities.  At any point in time an investment in the Trust's common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering. The Trust anticipates using leverage, which will magnify the Trust's investment, market and certain other risks.

 Interest Rate Risk
Generally, when market interest rates fall, bond prices rise, and vice versa. Interest rate risk is the risk that the municipal securities in the Trust's portfolio will decline in value because of increases in market interest rates. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. Because the Trust will initially invest primarily in long-term securities, net asset value and market price per share of the common shares will fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term securities. The Trust's use of leverage, as described below, will tend to increase common share interest rate risk.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the Trust's debt securities and decreasing the Trust's exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful.

 Credit Risk
Credit risk is the risk that one or more municipal securities in the Trust's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the municipal security experiences a decline in its financial status. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in municipal securities rated Baa/BBB or higher or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The Trust may invest up to 20% (measured at the time of investment) of its Managed Assets in municipal securities that are rated Ba/BB and below or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Municipal securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. Lower grade securities tend to be less liquid than investment grade securities and the market values of lower grade securities tend to be more volatile than investment grade securities.

General Municipal Securities Market Risk

The municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in securities on a principal basis using their proprietary capital, and during the recent market turmoil these firms' capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal securities. Certain municipal securities may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Trust may invest is generally less than that for corporate equities or bonds, and the investment performance of the Trust may therefore be more dependent on the analytical abilities of the Advisor or Sub-Advisor than would be, for example, a stock fund. The secondary market for municipal securities, particularly the below investment grade securities to which the Trust may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such securities at attractive prices. In addition, many state and municipal governments that issue securities are currently under significant economic and financial stress and may not be able to satisfy their obligations.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. Many state and municipal governments are currently under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing powers of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including the entity's tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity's control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those generally associated with municipal securities, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such securities are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

Issuers of municipal securities might seek protection under Chapter 9 of the U.S. Bankruptcy Code. Although similar to other bankruptcy proceedings in some respects, municipal bankruptcy is significantly different in that there is no provision in the law for liquidation of the assets of the municipality and distribution of the proceeds to creditors. Municipal bankruptcy is available to issuers in certain states. In states in which municipal bankruptcy is not presently available, new legislation would be required to permit a municipal issuer in such state to file for bankruptcy. Municipalities must voluntarily seek protection under the Bankruptcy Code; municipal bankruptcy proceedings cannot be commenced by creditors. Due to the severe limitations placed upon the power of the bankruptcy court in Chapter 9 cases, the bankruptcy court generally is not as active in managing a municipal bankruptcy case as it is in corporate reorganizations. The bankruptcy court cannot appoint a trustee nor interfere with the municipality's political or governmental powers or with its properties or revenues, for example by ordering reductions in expenditures, increases in taxes, or sales of property, without the municipality's consent. In addition, the municipality can continue to borrow in the ordinary course without bankruptcy court approval if it is able to do so without affecting the rights of existing creditors. Neither creditors nor courts may control the affairs of the municipality indirectly by proposing a readjustment plan that would effectively determine the municipality's future tax and spending decisions, so the Trust's influence over any bankruptcy proceedings would be very limited. In the event of bankruptcy of a municipal issuer, the Trust could experience delays in collecting principal and interest, and the Trust may not be able to collect all principal and interest to which it is entitled. There is no provision in municipal bankruptcy proceedings for liquidation of municipal assets in order to distribute proceeds to creditors such as the Trust.

Special Risks Related to Certain Municipal Securities

The Trust may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Trust's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Trust, although the Trust does not anticipate that such a remedy would normally be pursued. To the extent that the Trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

 Call and Redemption Risk

A municipal security's issuer may call the security for redemption before it matures. If this happens to a municipal security that the Trust holds, the Trust may lose income and may have to invest the proceeds in municipal securities with lower yields.

Below Investment Grade Securities Risk

The Trust may invest up to 20% of its Managed Assets in securities that are rated below investment grade, which are commonly referred to as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

 Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

 Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term.

 Reinvestment Risk

Reinvestment risk is the risk that income from the Trust's municipal security portfolio will decline if and when the Trust invests the proceeds from matured, traded, prepaid or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or their overall returns. The Trust's income and distributions are expected to decline over the term of the Trust as the dollar weighted average maturity of the Trust's portfolio securities shorten.

Economic Sector and Geographic Risk

The Trust, as a fundamental policy, may not invest 25% or more of the value of its Managed Assets in any one industry. However, this limitation does not apply to securities of the U.S. Government, any state government or their respective agencies, or instrumentalities and securities backed by the credit of any federal or state governmental entity. As such, the Trust may invest 25% or more of its Managed Assets in municipal obligations of issuers in the same state (or U.S. Territory) or in municipal obligations in the same economic sector, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies or other purposes. This may make the Trust more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicare, Medicaid and other third party payor reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of the Trust's common shares.

 Leverage Risk
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust's leveraging strategy may not be successful.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

•	leverage may increase operating costs, which may reduce total return.

The Trust anticipates issuing Preferred Shares.  We anticipate that Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates that would be periodically reset. The Trust intends to invest the proceeds of the Preferred Shares offering in long-term, typically fixed rate, municipal securities. So long as the Trust's municipal securities portfolio provides a higher rate of return, net of Trust expenses, than the Preferred Share dividend rate, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged. If, however, long- and/or short-term rates rise, the Preferred Share dividend rate could exceed the rate of return on long-term securities held by the Trust that were acquired during periods of generally lower interest rates, reducing return to the holders of common shares.  Preferred Shares of the Trust would be senior to the Trust's common shares, such that holders of Preferred Shares would have priority over the distribution of the Trust's assets, including dividends and liquidating distributions. If Preferred Shares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Trust, voting separately as a class.

We anticipate that Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates that would be periodically reset through a remarketing process subject to a maximum rate which will increase over time in the event of an extended period of unsuccessful remarketing.  Preferred Shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Trust will pay a fee to the provider of this liquidity feature, which will be borne by common shareholders of the Trust.  The terms of such liquidity feature may require the Trust to redeem Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Trust.

Any decline in the net asset value of the Trust's investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust's portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares. The Trust might be in danger of failing to maintain the required 200% asset coverage or of losing its ratings on the Preferred Shares or, in an extreme case, the Trust's current investment income might not be sufficient to meet the dividend requirements on the Preferred Shares. In order to counteract such an event, the Trust might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidation at times of low municipal security prices may result in capital loss, may reduce returns to the holders of common shares and may make achieving the Trust's investment objective of returning $15.00 per common share to holders of common shares on or about December 31, 2027 more difficult.

While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of common shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

The Trust may also use leverage through its investments in TOBs Residuals. See "— Tender Option Bonds Risk."

The use of TOBs Residuals will require the Trust to segregate assets to cover its obligations (or, if the Trust borrows money or issues Preferred Shares, to maintain asset coverage in conformity with the requirements of the Investment Company Act). While the segregated assets may be invested in liquid securities, they may not be used for other operational purposes. Consequently, the use of leverage may limit the Trust's flexibility and may require that the Trust sell other portfolio investments to pay Trust expenses, to maintain assets in an amount sufficient to cover the Trust's leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets.

 Certain types of leverage by the Trust may result in the Trust being subject to covenants relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.

 The Trust may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Trust's common shares and the returns to the holders of common shares.

Tender Option Bonds Risk

TOBs Residuals are derivative municipal securities that have embedded in them the risk of economic leverage. There is no assurance that the Trust's strategy of using TOBs Residuals to leverage its assets will be successful.

 Distributions on TOBs Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on the TOBs Residuals paid to the Trust will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of TOBs Floaters sold by the issuer of these securities relative to the amount of the TOBs Residuals that it sells.

The greater the amount of TOBs Floaters sold relative to the TOBs Residuals, the more volatile the distributions on the TOBs Residuals will be. Short-term interest rates are at historic lows and may be more likely to rise in the current market environment.

 The Trust's use of TOBs Residuals will create economic leverage. Any economic leverage achieved through the Trust's investment in TOBs Residuals will create an opportunity for increased common share net income and returns, but will also create the possibility that common share long-term returns will be diminished if the cost of the TOBs Floaters exceeds the return on the securities in the TOBs Issuer.  If the income and gains earned on municipal securities owned by a TOBs Issuer that issues TOBs Residuals to the Trust are greater than the payments due on the TOBs Floaters, the Trust's returns will be greater than if it had not invested in the TOBs Residual.

 The Trust has no current intention of investing in recourse TOBs Residuals. However, circumstances may change and it is possible that in the future the Trust may elect to invest in recourse TOBs Residuals to leverage its portfolio. If the Trust uses recourse TOBs Residuals, the liquidity provider may seek recourse against assets of the Trust, and the Trust may have to pay the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by third party investors and the proceeds realized by the liquidity provider from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer, which could cause the Trust to lose money in excess of its investment in a TOBs Issuer.

 Although the Trust generally would unwind a TOBs transaction rather than try to sell a TOBs Residual, if it did try to sell a TOBs Residual, its ability to do so would depend on the liquidity of the TOBs Residual. TOBs Residuals have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in the TOBs Issuer. The market price of TOBs Residuals are more volatile than the underlying securities due to leverage. The leverage attributable to TOBs Residuals may be "called away" on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of net asset value and market price of the common shares may be greater for a fund that relies primarily on TOBs Residuals to achieve a desired effective leverage ratio. The Trust may be required to sell its TOBs Residuals at less than favorable prices, or liquidate other Trust portfolio holdings in certain circumstances, including, but not limited to, the following:

•	If the Trust has a need for cash and the securities in the TOBs Issuer are not actively trading due to adverse market conditions;

•	If the sponsors of TOBs Issuers (as a collective group or individually) experience financial hardship and consequently seek to terminate TOBs Issuers sponsored by them; and

•
If the value of an underlying security declines significantly (to a level below the notional value of the TOBs Floaters issued by the TOBs Issuer) and if additional collateral has not been posted by the Trust.

 Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, Preferred Share dividend rates would likely increase, which would tend to further reduce returns to the holders of common shares.

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust's portfolio.

Strategic Transactions Risk

The Trust may engage in various Strategic Transactions for hedging and risk management purposes or to enhance current income. Strategic Transactions involve the use of derivative instruments. The use of Strategic Transactions to enhance current income may be particularly speculative. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the Trust's ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic

Transactions are not otherwise available to the Trust for investment purposes. In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

Counterparty Risk

The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceedings. The Trust may obtain only a limited recovery, or may obtain no recovery, in such circumstances.

Insurance Risk

The Trust may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Many significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers' capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. These events may presage one or more rating reductions for any other insurer in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security will more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and the insurance may not add any value. As concern has increased about the balance sheets of insurers, prices on insured municipal securities — especially those municipal securities issued by weaker underlying credits — have declined. Most insured municipal securities are currently being valued according to their fundamentals as if they were uninsured. The insurance feature of a municipal security normally provides that it guarantees the full payment of principal and interest when due through the life of an insured obligation, but does not guarantee the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Current Economic Conditions — Credit Crisis Liquidity and Volatility Risk

The markets for credit instruments have experienced periods of extreme illiquidity and volatility since the latter half of 2007. General market uncertainty and consequent repricing of risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including municipal securities. These conditions resulted in, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. Such market conditions may make valuation of some of the Trust's municipal securities uncertain and/or result in sudden and significant valuation increases or declines in its holdings. In addition, illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the common shares.

These developments could adversely affect the ability of the Trust to borrow for investment purposes, if they chose to do so, and increase the cost of such borrowings, which would reduce returns to shareholders.  These developments have adversely affected the broader economy, and may continue to do so, which in turn may adversely affect the ability of issuers of securities owned by the Trust to make payments of principal and interest when due, lead to lower credit ratings and increased defaults.  Such developments could, in turn, reduce the value of securities owned by the Trust and adversely affect the NAV per share.  In addition, the prolonged continuation or further deterioration of current market conditions could adversely impact the Trust's portfolio.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments have experienced significant reductions in revenues and consequent difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt. Also, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest, and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Trust's operating expenses.

In addition, laws enacted in the future by Congress, state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

Neither the Advisor nor the Sub-Advisor know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Trust's portfolio.  The Advisor and the Sub-Advisor intend to monitor developments and seek to manage the Trust's portfolio in a manner consistent with achieving the Trust's investment objective, but there can be no assurance that it will be successful in doing so and the Advisor and the Sub-Advisor may not timely anticipate or manage existing, new or additional risks, contingencies or developments, including regulatory developments and trends in new products and services, in the current or future market environment.

United States Credit Rating Downgrade Risk

The events surrounding the recent negotiations regarding the U.S. federal government debt ceiling and the resulting agreement could adversely affect the Trust's ability to achieve its investment objectives.  On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. to "AA+" from "AAA." The downgrade by S&P could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all kinds of debt.  The long-term credit ratings on certain municipal issuers may be downgraded as well.  In addition, the ability of municipal issuers to make timely payments of interest and principal may be diminished if governmental cost burdens are reallocated among federal, state and local governments during future negotiations regarding the U.S. federal government debt ceiling.   These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on municipal issuers and the Trust.  Neither the Advisor nor the Sub-Advisor can predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Trust's portfolio.  The Advisor and the Sub-Advisor intend to monitor developments and seek to manage the Trust's portfolio in a manner consistent with achieving the Trust's investment objective, but there can be no assurance that it will be successful in doing so and the Advisor and the Sub-Advisor may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Market Disruption and Geopolitical Risk

The aftermath of the war in Iraq, instability in Afghanistan, Pakistan and the Middle East and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy and securities markets.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities

BlackRock, BlackRock's affiliates ("Affiliates") and BlackRock's significant shareholders ("Significant Shareholders") are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Trust. BlackRock, its Affiliates and Significant Shareholders may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Trust. Subject to the requirements of the Investment Company Act, BlackRock, its Affiliates and Significant Shareholders intend to engage in such activities and may receive compensation from third parties for their services. Neither BlackRock nor its Affiliates or Significant Shareholders are under any obligation to share any investment opportunity, idea or strategy with the Trust. As a result, BlackRock, its Affiliates and Significant Shareholders may compete with the Trust for appropriate investment opportunities. The results of the Trust's investment activities, therefore, may differ from those of an Affiliate, Significant Shareholder or another account managed by an Affiliate or Significant Shareholder, and it is possible that the Trust could sustain losses during periods in which one or more Affiliates or Significant Shareholders and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interests. For additional information about potential conflicts of interest, and the way in which BlackRock addresses such conflicts, please see "Conflicts of Interest" and "Management of the Trust— Fund Management —Potential Material Conflicts of Interest" in the Statement of Additional Information.

Government Intervention in Financial Markets Risk

 The recent instability in the financial markets discussed above has led the U.S. Government and certain foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity, including through direct purchases of equity and debt securities. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Trust invests, or the issuers of such instruments, in ways that are unforeseeable. Such financial intervention may adversely affect the price of commodities, which in turn may adversely affect the value of securities issued by commodity and natural resources companies, derivatives of such securities and of securities and derivatives linked to the underlying price movement of commodities or natural resources. Legislation or regulation may also change the way in which the Trust is regulated. Such legislation or regulation could limit or preclude the Trust's ability to achieve its investment objectives.

Congress has enacted sweeping financial legislation, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act"), signed into law by President Obama on July 21, 2010, regarding the operation of banks, private fund managers and other financial institutions, which includes provisions regarding the regulation of derivatives.  Many provisions of the Dodd-Frank Act will be implemented through regulatory rulemakings and similar processes over a period of time.  The impact of the Dodd-Frank Act, and of follow-on regulation, on trading strategies and operations is impossible to predict, and may be adverse.  Practices and areas of operation subject to significant change based on the impact, direct or indirect, of the Dodd-Frank Act and follow-on regulation, may change in manners that are unforeseeable, with uncertain effects.  By way of example and not limitation, direct and indirect changes from the Dodd-Frank Act and follow-on regulation may occur to a significant degree with regard to, among other areas, financial consumer protection, bank ownership of and involvement with private funds, proprietary trading, registration of investment advisers, and the trading and use of many derivative instruments, including swaps. There can be no assurance that such legislation or regulation will not have a material adverse effect on the Trust.  In addition, Congress may address tax policy, which also could have uncertain direct and indirect impact on trading and operations, as well as, potentially, operations and structure of the Trust, and the SEC has engaged in a general investigation of private funds, which has resulted in increased regulatory oversight and other legislation and regulation relating to private fund managers, private funds and funds of hedge funds.

Further, the Dodd-Frank Act created the Financial Stability Oversight Council ("FSOC"), an interagency body charged with identifying and monitoring systemic risks to financial markets.  The FSOC has the authority to require that non-bank financial companies that are "predominantly engaged in financial activities," such as the Trust, the Advisor, the Sub-Advisor, whose failure it determines would pose systemic risk, be placed under the supervision of the Board of Governors of the Federal Reserve System ("Federal Reserve").  The FSOC has the authority to recommend that the Federal Reserve adopt more stringent prudential standards and reporting and disclosure requirements for non-bank financial companies supervised by the Federal Reserve.  Such disclosure requirements may include the disclosure of the identity of investors in private funds such as the Trust.  The FSOC also has the authority to make recommendations to the Federal Reserve on various other matters that may affect the Trust, including requiring financial firms to submit resolution plans, mandating credit exposure reports, establishing concentration limits, and limiting short-term debt.  The FSOC may also recommend that other federal financial regulators impose more stringent regulation upon, or ban altogether, financial activities of any financial firm that poses what it determines are significant risks to the financial system.  In the event that the FSOC designates the Trust as a systemic risk to be placed under the Federal Reserve's supervision, the Trust could face stricter prudential standards, including risk-based capital requirements, leverage limits, liquidity requirements, concentration requirements, and overall risk management requirements, among other restrictions.  Such requirements could hinder the Trust's ability to meet its investment objective and may place the Trust at a disadvantage with respect to its competitors.

Additionally, the "Volcker Rule" contained in Section 619 of the Dodd-Frank Act will limit the ability of banking entities, such as BlackRock, to sponsor, invest in or serve as investment manager of certain private investment funds. The Volcker Rule's effective date will be the earlier of 12 months after the issuance of final rules or two years after the effectiveness of the Dodd-Frank Act. Following the effective date of the Volcker Rule, banking entities subject to the Volcker Rule, such as BlackRock, will have at least a two-year period to come into compliance with the provisions of the Volcker Rule. The Volcker Rule could have a significant negative impact on BlackRock, the Advisor and the Sub-Advisor. BlackRock may attempt to take certain actions to lessen the impact of the Volcker Rule, although no assurance can be given that such actions would not have a significant negative impact on the Trust. While the Financial Stability Oversight Council has completed a study in contemplation of rules implementing the Volcker Rule, the Advisors cannot predict the extent to which the Volcker Rule will be subject to modification by rule prior to its effective date, or the impact any such modifications may have on BlackRock or the Advisors.

The implementation of the Dodd-Frank Act could also adversely affect the Advisor, the Sub-Advisor and the Trust by increasing transaction and/or regulatory compliance costs.  In addition, greater regulatory scrutiny and the implementation of enhanced and new regulatory requirements may increase the Advisor's, the Sub-Advisor's and the Trust's exposure to potential liabilities, and in particular liabilities arising from violating any such enhanced and/or new regulatory requirements.  Increased regulatory oversight could also impose administrative burdens on the Advisor, the Sub-Advisor and the Trust, including, without limitation, responding to investigations and implementing new policies and procedures. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and the Advisor, the Sub-Advisor and the Trust may be affected by the new legislation and regulation in ways that are currently unforeseeable.

Legislation Risk

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Trust. Legislation or regulation may change the way in which the Trust itself is regulated. The Advisors cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Trust's ability to achieve its investment objectives.

Anti-Takeover Provisions Risk

The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. See "Certain Provisions in the Agreement and Declaration of Trust."

HOW THE TRUST MANAGES RISK

 Investment Limitations

The Trust has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding common shares and, if issued, Preferred Shares voting together as a single class, and the approval of the holders of a majority of the Preferred Shares voting as a separate class. Among other restrictions, the Trust may not invest more than 25% of its Managed Assets in securities of issuers in any one industry, except that this limitation does not apply to municipal securities backed by the assets and revenues of governments or political subdivisions of governments. In addition, with respect to 75% of its Managed Assets the Trust may not invest more than 5% of the value of its Managed Assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

The Trust may become subject to guidelines which are more limiting than its investment restrictions in order to obtain and maintain ratings from Moody's or S&P or another rating agency on the Preferred Shares that it intends to issue. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's common shareholders or the Trust's ability to achieve its investment objective. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Trust.

 Quality of Investments

The Trust will invest at least 80% of its Managed Assets in securities of investment grade quality at the time of investment. Investment grade quality means that such securities are rated by national rating agencies within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor.

 Limited Issuance of Preferred Shares

Under the Investment Company Act, the Trust could issue Preferred Shares having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to 50% of the value of the capital of the Trust. If the total liquidation value of the Preferred Shares were ever more than 50% of the value of the capital of the Trust, the Trust would not be able to declare dividends on the common shares until the liquidation value, as a percentage of the Trust's assets, was reduced. Approximately one to three months after the completion of the offering of the common shares, the Trust intends to issue Preferred Shares representing about [ ]% of the Trust's Managed Assets immediately after the time of issuance of the Preferred Shares. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Trust's portfolio and will subject common shareholders to less income and net asset value volatility than if the Trust were more leveraged. The Trust intends to purchase or redeem Preferred Shares, if necessary, to keep the liquidation value of the Preferred Shares below 50% of the value of the Trust's Managed Assets.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

The Trust may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Trust anticipates such an increase or change) and the Trust's leverage begins (or is expected) to adversely affect common shareholders. In order to attempt to offset such a negative impact of leverage on common shareholders, the Trust may shorten the average maturity of its investment portfolio (by investing in short-term securities) or may reduce its indebtedness or extend the maturity of outstanding Preferred Shares. The Trust may also attempt to reduce the leverage by redeeming or otherwise purchasing Preferred Shares. As explained above under "Risks—Leverage Risk," the success of any such attempt to limit leverage risk depends on the Advisors' ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Trust may never attempt to manage its capital structure in the manner described in this paragraph.

If market conditions suggest that additional leverage would be beneficial, the Trust may sell previously unissued Preferred Shares or Preferred Shares that the Trust previously issued but later repurchased.

 Strategic Transactions

The Trust may use various investment strategies designed to limit the risk of municipal security price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures or options based on either an index of long-term municipal securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments. Successful implementation of most hedging strategies would generate taxable income and the Trust has no present intention to use these strategies.

MANAGEMENT OF THE TRUST

 Trustees and Officers

The Board is responsible for the overall management of the Trust, including supervision of the duties performed by the Advisors. There are [  ] trustees of the Trust. A majority of the trustees will not be "interested persons" (as defined in the Investment Company Act) of the Trust. The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

 Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust's investment advisor. BlackRock Advisors is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Trust. BlackRock Financial Management acts as the Trust's sub-advisor and will perform certain of the day-to-day investment management of the Trust. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and the Sub-Advisor, located at 55 East 52nd Street, New York, New York 10055, are wholly owned subsidiaries of BlackRock, Inc. ("BlackRock"). BlackRock is one of the world's largest publicly-traded investment management firms.  As of June 30, 2011 , BlackRock's assets under management were approximately $3.659 trillion.  BlackRock has over 20 years of experience managing closed-end products and, as of June 30, 2011 advised a registered closed-end family of 94 exchange-listed active funds with approximately $40.6 billion in assets.  In addition, BlackRock advised one non-exchange-listed closed-end fund with approximately $309.3 million in assets.

BlackRock offers products that span the risk spectrum to meet clients' needs, including active, enhanced and index strategies across markets and asset classes.  Products are offered in a variety of structures including separate accounts, mutual funds, iShares® (exchange traded funds), and other pooled investment vehicles.  BlackRock also offers risk management, advisory and enterprise investment system services to a broad base of institutional investors through BlackRock Solutions®. Headquartered in New York City, as of June 30, 2011, the firm has approximately 9,700 employees in 26 countries and a major presence in key global markets, including North and South America, Europe, Asia, Australia and the Middle East and Africa.

Investment Philosophy

 BlackRock's investment decision-making process for the municipal security sector is subject to the same discipline, oversight and investment philosophy that the firm applies to other sectors of the fixed income market.

 BlackRock uses a relative value strategy that evaluates the trade-off between risk and return to seek to achieve the Trust's investment objectives. This strategy is combined with disciplined risk control techniques and applied in sector, sub-sector and individual security selection decisions. BlackRock's extensive personnel and technology resources are the key drivers of the investment philosophy.

BlackRock's Municipal Securities Team

 BlackRock uses a team approach in managing municipal portfolios. BlackRock believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals. BlackRock's municipal security team includes [ ] portfolio managers with an average experience of [ ] years and [ ] credit research analysts with an average experience of [ ] years.

As of [        ], 2011, BlackRock's fundamental fixed income municipal securities portfolio managers were responsible for municipal securities portfolios valued at approximately $[     ] billion. Municipal mandates include the management of open- and closed-end mutual funds, municipal-only separate accounts, municipal allocations within larger institutional mandates or municipal liquidity accounts. The team currently manages [ ] closed-end municipal funds, with over $[ ] billion in assets under management.

 Portfolio Managers

BlackRock uses a team approach in managing its portfolios. The members of the portfolio management team who are primarily responsible for the day-to-day management of the Trust's portfolio are as follows:

[TO COME BY AMENDMENT]

 BlackRock's Investment Process

BlackRock has in-depth expertise in the fixed income market. BlackRock applies the same risk-controlled, active sector rotation style to the management process for all of its fixed income portfolios. BlackRock believes that it is unique in its integration of taxable and municipal securities specialists. Both taxable and municipal securities portfolio managers share the same trading floor and interact frequently for determining the firm's overall investment strategy. This interaction allows each portfolio manager to access the combined experience and expertise of the entire portfolio management group at BlackRock.

 BlackRock's portfolio management process emphasizes research and analysis of specific sectors and securities, not interest rate speculation. BlackRock believes that market-timing strategies can be highly volatile and potentially produce inconsistent results. Instead, BlackRock thinks that value over the long-term is best achieved through a risk-controlled approach, focusing on sector allocation, security selection and yield curve management.

 In the municipal market, BlackRock believes one of the most important determinants of value is supply and demand. BlackRock's ability to monitor investor flows and frequency and seasonality of issuance is helpful in anticipating the supply and demand for sectors. BlackRock believes that the breadth and expertise of its municipal securities team allow it to anticipate issuance flows, forecast which sectors are likely to have the most supply and plan its investment strategy accordingly.

 BlackRock's approach to credit risk incorporates a combination of sector-based, top-down macro-analysis of industry sectors to determine relative weightings with a name-specific (issuer-specific), bottom-up detailed credit analysis of issuers and structures. The sector-based approach focuses on rotating into sectors that are undervalued and exiting sectors when fundamentals or technicals become unattractive. The name-specific approach focuses on identifying special opportunities where the market undervalues a credit, and devoting concentrated resources to research the credit and monitor the position. BlackRock's analytical process focuses on anticipating change in credit trends before market recognition. Credit research is a critical, independent element of BlackRock's municipal process.

Investment Management Agreement

 Pursuant to an investment management agreement between BlackRock Advisors and the Trust (the "Investment Management Agreement"), the Trust has agreed to pay BlackRock Advisors a management fee at an annual rate equal to [   ]% of the average daily value of the Trust's Managed Assets ([  ]% of the Trust's net assets, assuming leverage of [  ]% of the Trust’s Managed Assets). "Managed Assets" means the total assets of the Trust, (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust's accrued liabilities (other than money borrowed for investment purposes). For the avoidance of doubt, assets attributable to money borrowed for investment purposes includes the portion of the Trust's assets in a TOBs Issuer of which the Trust owns the TOBs Residual. This means that during periods in which the Trust is using leverage, the fee paid to BlackRock Advisors will be higher than if the Trust did not use leverage because the fee is calculated as a percentage of the Trust's Managed Assets, which include those assets purchased with leverage.

 BlackRock Advisors will pay an annual sub-advisory fee to the Sub-Advisor equal to [  ]% of the management fee received by BlackRock Advisors.

 A discussion regarding the basis for the approval of the investment management agreements by the board of trustees will be available in the Trust's first report to shareholders.

 In addition to the fees paid to BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Advisors), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

NET ASSET VALUE

The net asset value of the common shares of the Trust will be computed based upon the value of the Trust's portfolio securities and other assets. Net asset value per common share will be determined as of the close of the regular trading session on the New York Stock Exchange ("NYSE") on each business day on which the NYSE is open for trading. The Trust calculates net asset value per common share by subtracting the Trust's liabilities (including accrued expenses, dividends payable and any borrowings of the Trust), and the liquidation value of any outstanding Preferred Shares of the Trust from the Trust's total assets (the value of the securities the Trust holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Trust outstanding.

 The Trust's policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the board of trustees. The Trust values its fixed income securities on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transaction in comparable investments and information with respect to various relationships between investments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the board of trustees as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Advisor and/or Sub-Advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or Sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the board of trustees or a committee thereof.

DISTRIBUTIONS

Commencing with the Trust's initial distribution, the Trust intends to distribute to holders of its common shares monthly dividends of all or a portion of its tax-exempt interest income after payment of dividends on any Preferred Shares of the Trust which may be outstanding. It is expected that the initial monthly dividend on shares of the Trust's common shares will be declared approximately 45 days and paid approximately 60 to 90 days after completion of this offering. The Trust expects that all or a portion of any capital gain and other taxable income will be distributed at least annually.

The Trust currently intends to retain, until the final liquidating distribution, a portion of its net investment income, but continue to maintain its status as a regulated investment company for federal income tax purposes. For federal income tax purposes, the Trust will be required to distribute substantially all of its net investment income for each tax year. The Trust expects that all or a portion of net capital gain, if any, will be distributed at least annually. Because the Trust must bear certain expenses incurred in connection with the offering of the Trust's shares, net asset value will be less than $15.00 per share immediately after the offering. The Trust will attempt to retain over time sufficient net investment income to cause the Trust's net asset value on or about December 31, 2027 to be $15.00 per share. Net asset value will fluctuate over time, but if the Trust does not incur any capital losses that are not offset, for federal income tax purposes, by capital gains, the Advisor and the Sub-Advisor anticipates that through the retention of net investment income, the Trust's net asset value will be at least $15.00 per share on or about December 31, 2027.

Various factors will affect the level of the Trust's income, including the asset mix, the amount of leverage utilized by the Trust and the effects thereof and the Trust's use of hedging. To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of tax-exempt interest income earned in a particular period. The undistributed tax-exempt interest income would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of tax-exempt interest income actually earned by the Trust during the period. Undistributed tax-exempt interest income will add to the Trust's net asset value and, correspondingly, distributions from undistributed tax-exempt interest income will deduct from the Trust's net asset value. The Trust's income and distributions are expected to decline over the term of the Trust as the dollar weighted average maturity of the Trust's portfolio securities shorten. The Trust expects that a final liquidating distribution will be made to shareholders on or before the termination of the Trust.

Shareholders will automatically have all dividends and distributions reinvested in common shares of the Trust issued by the Trust or purchased in the open market in accordance with the Trust's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."

DIVIDEND REINVESTMENT PLAN

  Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared for your common shares of the Trust will be automatically reinvested by [     ] (the "Plan Administrator"), administrator for shareholders in administering the Trust's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Trust. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by [    ], as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting [      ], as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. It is contemplated that the Trust will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

Each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Tax matters." Participants that request a sale of shares through the Plan Administrator are subject to a $[  ] sales fee and a $[  ] per share sold brokerage commission.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Administrator at [      ]; or by calling [      ].

DESCRIPTION OF SHARES

 Common Shares

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of  August 16, 2011 (the "Agreement and Declaration of Trust"). The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. If and whenever Preferred Shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See "Description of Shares—Preferred Shares" in the Statement of Additional Information. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.

The Trust has no present intention of offering any additional shares other than the Preferred Shares. Any additional offerings of shares will require approval by the Trust's Board. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust's outstanding voting securities.

The Trust's common shares are expected to be listed on the NYSE, subject to notice of issuance, under the symbol "[    ]." Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and the amount of the offering expenses paid by the Trust. See "Summary of Trust Expenses."

Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in investment grade municipal securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value.. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, the Trust's net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See "Repurchase of Common Shares" and "Repurchase of Common Shares" in the Statement of Additional Information.

 Preferred Shares

The Agreement and Declaration of Trust provides that the Trust's Board may authorize and issue Preferred Shares with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued.

The Trust's Board has indicated its intention to authorize an offering of Preferred Shares, representing approximately [  ]% of the Trust's Managed Assets immediately after the Preferred Shares are issued, within approximately one to three months after completion of this offering of common shares, subject to market conditions and to the Board's continuing belief that leveraging the Trust's capital structure through the issuance of Preferred Shares is likely to achieve the potential benefits to the holders of common shares described in this Prospectus. The Trust may conduct other offerings of Preferred Shares in the future subject to the same percentage restriction, after giving effect to previously issued Preferred Shares. The Board also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Trust's Managed Assets. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term tax-exempt debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through a remarketing procedure, subject to a maximum rate which will increase over time in the event of an extended period of unsuccessful remarketing.. The Trust also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

Liquidation Preference.  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Trust.

Voting Rights.  The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Trust at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Trust's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Redemption, Purchase and Sale of Preferred Shares by the Trust.  The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Trust may tender for or purchase Preferred Shares and (3) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

Liquidity Feature.  Preferred Shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Trust will pay a fee to the provider of this liquidity feature, which will be borne by common shareholders of the Trust.  The terms of such liquidity feature may require the Trust to redeem Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Trust.

The discussion above describes the possible offering of Preferred Shares by the Trust. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of the Board. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust. Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The Board is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A trustee may be removed from office for cause only, and only by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of shares of beneficial interest of the Trust. The 5% holder transactions subject to these special approval requirements are:

•	the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder;

·	the issuance of any securities of the Trust to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan);

•
the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

•
the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert the Trust to an open-end investment company, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, we anticipate conversion of the Trust to an open-end investment company might not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 10 days' prior notice to all shareholders. Conversion of the Trust to an open-end investment company would require the redemption of any outstanding Preferred Shares, which could eliminate or alter the leveraged capital structure of the Trust with respect to the common shares. Following any such conversion, it is also possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. The Board believes, however, that the closed-end structure is desirable in light of the Trust's investment objectives and policies. Therefore, you should assume that it is not likely that the Board would vote to convert the Trust to an open-end fund.

To liquidate the Trust prior to December 31, 2027, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required.

For the purposes of calculating "a majority of the outstanding voting securities" under the Trust's Agreement and Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Trust's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The Board has determined that provisions with respect to the Board and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interests of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

CLOSED-END FUND STRUCTURE

The Trust is a diversified, closed-end management investment company with no operating history (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the stock exchange like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the Trust's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. See "Repurchase of Common Shares" and "Repurchase of Common Shares" in the Statement of Additional Information. The Board might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.

REPURCHASE OF COMMON SHARES

Shares of closed-end investment companies often trade at a discount to their net asset values, and the Trust's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Net Asset Value." Although the Trust's common shareholders will not have the right to redeem their common shares, the Trust may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Trust's common shares, you should be aware that the acquisition of common shares by the Trust will decrease the capital of the Trust and, therefore, may have the effect of increasing the Trust's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded. For additional information, see "Repurchase of Common Shares" in the Statement of Additional Information.

TAX MATTERS

Federal Tax Matters

The discussion below and in the Statement of Additional Information provides general tax information related to an investment in the common shares. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders subject to special provisions of the Code), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Trust.

The Trust invests primarily in municipal securities the income of which is exempt from regular federal income tax. Consequently, the regular monthly dividends you receive will generally be exempt from regular federal income tax. A portion of these dividends, however, may be subject to the federal alternative minimum tax.

Although the Trust does not seek to realize taxable income or capital gains, the Trust may realize and distribute taxable income or capital gains from time to time as a result of the Trust's normal investment activities. The Trust will distribute at least annually any taxable income or realized capital gains. Distributions of ordinary income and net short-term gains are taxable as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your common shares. Dividends will not qualify for a dividends received deduction generally available to corporate shareholders and will generally not qualify for the reduced rate on qualified dividend income.

Each year, you will receive a year-end statement designating the amounts of tax-exempt dividends, capital gain dividends and ordinary income dividends paid to you during the preceding year, including the source of investment income by state and the portion of income that is subject to the federal alternative minimum tax. You will receive this statement from the firm where you purchased your common shares if you hold your investment in street name; the Trust will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

In order to avoid corporate taxation of its taxable income and be permitted to pay tax-exempt dividends, the Trust must elect to be treated as a regulated investment company under Subchapter M of the Code and meet certain requirements that govern the Trust's sources of income, diversification of assets and distribution of earnings to shareholders. Although the Trust intends to make such an election and meet these requirements, no assurance can be given in this regard. If the Trust failed to do so, the Trust would be required to pay corporate taxes on its taxable income, and all distributions (including distributions of tax-exempt interest income or long-term capital gain) would be taxable as ordinary income to the extent of the Trust's earnings and profits.

In addition, even if the Trust qualifies as a regulated investment company, in order for the Trust to pay tax-exempt dividends, at least 50% of the value of the Trust's total assets must consist of tax-exempt obligations on a quarterly basis. Although the Trust intends to meet this requirement, no assurance can be given in this regard. If the Trust failed to do so, it would not be able to pay tax-exempt dividends, and your distributions attributable to interest received by the Trust from any source (including distributions of tax-exempt income) would be taxable as ordinary income to the extent of the Trust's earnings and profits.

The Trust may be required to withhold taxes on certain of your dividends if you have not provided the Trust with your correct taxpayer identification number (if you are an individual, normally your Social Security number), or if you are otherwise subject to back-up withholding. If you receive Social Security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax. If you borrow money to buy Trust shares, you may not be permitted to deduct the interest on that loan. Under federal income tax rules, Trust shares may be treated as having been bought with borrowed money even if the purchase of the Trust shares cannot be traced directly to borrowed money. Holders are urged to consult their own tax advisors regarding the impact of an investment in common shares upon the deductibility of interest payable by the holder.

If you are subject to the federal alternative minimum tax, a portion of your regular monthly dividends may be taxable.

 State and Local Tax Matters

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. In some states, the portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of that state's securities and its political subdivisions and instrumentalities is exempt from that state's income tax. Therefore, the Trust will report annually to its shareholders the percentage of interest income earned by the Trust during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Shareholders of the Trust are advised to consult with their own tax advisors about state and local tax matters.

Please refer to the Statement of Additional Information for more detailed information. You are urged to consult your tax advisor.

UNDERWRITING

Subject to the terms and conditions stated in the Trust's underwriting agreement dated          , 2011, each underwriter named below, for which              are acting as representatives, has severally agreed to purchase, and the Trust has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

Underwriters	Number of Common Shares
Total

The underwriting agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated, severally and not jointly, to purchase all the common shares sold under the underwriting agreement if any of the common shares are purchased.

In the underwriting agreement, the Trust, the Advisor and the Sub-Advisor have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act or to contribute to payments the underwriters may be required to make for any of these liabilities.

The Trust has granted to the underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to                  additional common shares at the public offering price less the sales load. The underwriters may exercise the option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter must purchase a number of additional common shares approximately proportionate to that underwriter's initial purchase commitment.

The Trust, the Advisor and the Sub-Advisor have agreed, for a period of 180 days from the date of this Prospectus, that they will not, without the prior written consent of                   , on behalf of the underwriters, with certain exceptions, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares, provided that the Trust may issue and sell common shares pursuant to the Trust's Dividend Reinvestment Plan.

To meet the NYSE distribution requirements for trading, the underwriters have undertaken to sell common shares in a manner such that common shares are held by a minimum of 400 beneficial owners in lots of 100 or more, the minimum stock price will be at least $4.00 at the time of listing on the NYSE, at least 1,100,000 common shares will be publicly held in the United States and the aggregate market value of publicly held shares in the United States will be at least $60 million. The Trust's common shares are expected to be listed on the NYSE, subject to notice of issuance, under the symbol "        ."

The following table shows the sales load that the Trust will pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters' option to purchase additional shares of common shares.

Paid by the Trust
	No Exercise	Full Exercise
Per Common Share	$	$
Total

The Trust, the Advisor and the Sub-Advisor have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the underwriters may be required to make because of any of those liabilities.

Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the NYSE. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriters. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This Prospectus is to be used by any underwriter in connection with the offering and, during the period in which a Prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

In connection with the offering, the underwriters may purchase and sell the common shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. "Covered" short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters' over-allotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price at which they may purchase common shares through the over-allotment option.

Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The underwriters may also make "naked" short sales of common shares in excess of the over-allotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of common shares in the open market while the offering is in progress.

The underwriters may impose a penalty bid. Penalty bids allow the underwriting syndicate to reclaim selling concessions allowed to an underwriter or a dealer for distributing common shares in this offering if the syndicate repurchases common shares to cover syndicate short positions or to stabilize the purchase price of the common shares.

Any of these activities may have the effect of preventing or retarding a decline in the market price of common shares. They may also cause the price of common shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The underwriters may conduct these transactions on the NYSE or in the over-the-counter market, or otherwise. If the underwriters commence any of these transactions, they may discontinue them at any time.

A Prospectus in electronic format may be made available on the websites maintained by one or more of the underwriters. Other than this Prospectus in electronic format, the information on any such underwriter's website is not part of this Prospectus. The representatives may agree to allocate a number of common shares to underwriters for sale to their online brokerage account holders. The representatives will allocate common shares to underwriters that may make internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

The Trust anticipates that, from time to time, certain underwriters may act as brokers or dealers in connection with the execution of the Trust's portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

Certain underwriters may, from time to time, engage in transactions with or perform investment banking and advisory services for the Advisor and Sub-Advisor and their affiliates in the ordinary course of business, for which such underwriters have received, and may expect to receive, customary fees and expenses.

Prior to the public offering of common shares, the Advisor or an affiliate will purchase common shares from the Trust in an amount satisfying the net worth requirements of Section 14(a) of the Investment Company Act.

The principal business address of                 is                . The principal business address of                 is            .

Additional Compensation

The Advisor (and not the Trust) has agreed to pay to                   from its own assets, a structuring fee for advice relating to the structure, design and organization of the Trust as well as services related to the sale and distribution of the Trust's common shares in the amount of $              . Regardless of whether or not the overallotment option is exercised, the structuring fees paid to                    will not exceed          % of the total public offering price.

The Advisor (and not the Trust) has agreed to pay to                      , from its own assets, a structuring fee for certain financial advisory services in assisting the Advisor in structuring and organizing the Trust in the amount of $                   . Regardless of whether or not the overallotment option is exercised, the structuring fee paid to                will not exceed     % of the total public offering price.

The total amount of the underwriters' additional compensation payments by the Advisor described above will not exceed           % of the total public offering price of the common shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of common shares, including the sales load, all structuring fee payments to the underwriters, and commissions paid to employees of the Advisor's affiliates that participated in the marketing of the Trust's common shares, will be limited to not more than          % of the total public offering price of the common shares sold in this offering.

CUSTODIAN AND TRANSFER AGENT

The Custodian of the assets of the Trust is                        . The Custodian performs custodial, trust accounting and portfolio accounting services.                       , will serve as the Trust's Transfer Agent with respect to the common shares.

LEGAL OPINIONS

Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York, and for the Underwriters by                             ,                      .

PRIVACY PRINCIPLES OF THE TRUST

The Trust is committed to maintaining the privacy of its current and former shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share such information with select parties.

The Trust obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information the Trust receives from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with the Trust, its affiliates or others; (iii) information the Trust receives from a consumer reporting agency; and (iv) from visits to the Trust's or its affiliates' websites.

The Trust does not sell or disclose to non-affiliated third parties any non-public personal information about its current and former shareholders, except as permitted by law or as is necessary to respond to regulatory requests or to service shareholder accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

The Trust may share information with its affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, the Trust restricts access to non-public personal information about its current and former shareholders to those BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its current and former shareholders, including procedures relating to the proper storage and disposal of such information.

If you are located in a jurisdiction where specific laws, rules or regulations require the Trust to provide you with additional or different privacy-related rights beyond what is set forth above, then the Trust will comply with those specific laws, rules or regulations.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Page
Use of Proceeds	A-2
Investment Objectives and Policies	A-2
Investment Policies and Techniques	A-4
Other Investment Policies and Techniques	A-11
Additional Risk Factors	A-13
Management of the Trust	A-16
Portfolio Transactions and Brokerage	A-21
Conflicts of Interest	A-22
Description of Shares	A-27
Repurchase of Common Shares	A-27
Tax Matters	A-29
Independent Auditors' Report	F-1
Financial Statements	F-2
Appendix A Ratings of Investments	A-1
Appendix B Proxy Voting Procedures	B-1
Appendix C Strategic Transactions	C-1

Until                                    (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligations to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                            Shares

BlackRock Municipal 2027 Term Trust

Common Shares

$15.00 per Share

PROSPECTUS

         , 2011

SUBJECT TO COMPLETION, DATED AUGUST 30, 2011

The information in this preliminary statement of additional information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BlackRock Municipal 2027 Term Trust

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Municipal 2027 Term Trust (the "Trust") is a diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the Prospectus relating thereto dated                        , 2011. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Prospectus may be obtained without charge by calling (800) 882-0052. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's website (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

Page
Use of Proceeds	B-2
Investment Objectives and Policies	B-2
Investment Policies and Techniques	B-4
Other Investment Policies and Techniques	B-11
Additional Risk Factors	B-13
Management of the Trust	B-16
Portfolio Transactions and Brokerage	B-22
Conflicts of Interest	B-23
Description of Shares	B-28
Repurchase of Common Shares	B-28
Tax Matters	B-30
Independent Auditors' Report	F-1
Financial Statements	F-2
Appendix A Ratings of Investments	A-1
Appendix B Proxy Voting Procedures	B-1
Appendix C Strategic Transactions	C-1

This Statement of Additional Information is dated                     .

USE OF PROCEEDS

  Pending investment in municipal securities that meet the Trust's investment objectives and policies, the net proceeds of this offering will be invested in high quality, short-term tax-exempt money market securities or in high quality municipal securities with relatively low volatility (such as pre-refunded and intermediate-term securities), to the extent such securities are available. If necessary to invest fully the net proceeds of this offering immediately, the Trust may also purchase, as temporary investments, short-term taxable investments of the type described under "Investment Policies and Techniques—Short-Term Taxable Fixed Income Securities," the income on which is subject to regular federal income tax, and securities of other open- or closed-end investment companies that invest primarily in municipal securities of the type in which the Trust may invest directly. We currently anticipate that the Trust will be able to invest primarily in tax-exempt municipal securities that meet the Trust's investment objectives and policies within six to eight weeks after the completion of this offering.

INVESTMENT OBJECTIVES AND POLICIES

  The Trust has not established any limit on the percentage of its portfolio that may be invested in municipal securities subject to the alternative minimum tax provisions of federal tax law, and the Trust expects that a portion of the income it produces may be includable in alternative minimum taxable income. Common shares therefore would not ordinarily be a suitable investment for investors who are subject to the federal alternative minimum tax or who would become subject to such tax by purchasing common shares. The suitability of an investment in common shares will depend upon a comparison of the after-tax yield likely to be provided from the Trust with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor's tax position. Special considerations apply to corporate investors. See "Tax Matters."

 Investment Restrictions

Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding common shares and Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class:

(1) invest 25% or more of the value of its Managed Assets in any one industry, provided that this limitation does not apply to municipal securities other than those municipal securities backed only by assets and revenues of non-governmental issuers;

(2) with respect to 75% of its Managed Assets, invest more than 5% of the value of its Managed Assets in the securities of any single issuer or purchase more than 10% of the outstanding securities of any one issuer;

(3) issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

(4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Trust's investment objectives and policies or the entry into repurchase agreements;

(5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Trust may be deemed to be an underwriter;

(6) purchase or sell real estate or interests therein other than municipal securities secured by real estate or interests therein, provided that the Trust may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

(7)  purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool.

When used with respect to particular shares of the Trust, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

For purposes of applying the limitation set forth in subparagraph (1) above, securities of the U.S. Government, its agencies, or instrumentalities, and securities backed by the credit of a governmental entity are not considered to represent industries. However, obligations backed only by the assets and revenues of non-governmental issuers may for this purpose be deemed to be issued by such non-governmental issuers. Thus, the 25% limitation would apply to such obligations. It is nonetheless possible that the Trust may invest more than 25% of its Managed Assets in a broader economic sector of the market for municipal obligations, such as revenue obligations of hospitals and other health care facilities or electrical utility revenue obligations. The Trust reserves the right to invest more than 25% of its Managed Assets in industrial development bonds and private activity securities.

For the purpose of applying the limitation set forth in subparagraph (1) above, a non-governmental issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a municipal security insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal security is insured by insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Trust's assets that may be invested in municipal securities insured by any given insurer.

Under the Investment Company Act, the Trust may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Trust will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the Prospectus. As described in the Prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

As a fundamental policy, under normal market conditions, the Trust will invest at least 80% of its Managed Assets in municipal securities, the interest of which is exempt from regular federal income tax.

In addition to the foregoing fundamental investment policies, the Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board. The Trust may not:

(1)   make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's Managed Assets and the Trust's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

(2)   purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder; or

(3)   purchase securities of companies for the purpose of exercising control.

The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.

In addition, to comply with federal tax requirements for qualification as a "regulated investment company," the Trust's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Trust's total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer and no investment represents ownership of 10% or more of the voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

The Trust intends to issue Preferred Shares and apply for ratings for the Preferred Shares from Moody's, S&P and/or Fitch. In order to obtain and maintain the required ratings, the Trust will be required to comply with investment quality, diversification and other guidelines established by Moody's, S&P and/or Fitch. Such guidelines will likely be more restrictive than the restrictions set forth above. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's holders of common shares or its ability to achieve its investment objective. The Trust presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa") and/or by S&P or Fitch ("AAA"), but no assurance can be given that such ratings will be obtained, or if obtained, maintained. No minimum rating is required for the issuance of Preferred Shares by the Trust. Moody's, S&P and Fitch receive fees in connection with their ratings issuances.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Trust's investment objectives, policies and techniques that are described in the Prospectus.

 Portfolio Investments

Municipal Securities. The Trust will invest primarily in a portfolio of investment grade municipal securities that are exempt from regular federal income tax.

Issuers of securities rated "Ba/BB" or below are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Municipal securities rated "Baa" or "BBB" are considered "investment grade" securities; municipal securities rated "Baa" are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while municipal securities rated "BBB" are regarded as having adequate capacity to pay principal and interest. Municipal securities rated "AAA" in which the Trust may invest may have been so rated on the basis of the existence of insurance guaranteeing the timely payment, when due, of all principal and interest. Municipal securities rated below investment grade quality are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Municipal securities rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad. The market for unrated municipal securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Trust may have greater difficulty selling its portfolio securities. The Trust will be more dependent on the Advisors' research and analysis when investing in these securities.

A general description of Moody's, S&P's and Fitch's ratings of municipal securities is set forth in Appendix C hereto. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

After the initial investment period, the Trust intends to actively manage the maturity of its securities which are expected to have a dollar weighted average effective maturity approximately equal to the Trust's maturity date. As a result, over time the maturity of the Trust's portfolio is expected to shorten in relation to the remaining term of the Trust. As a result, the Trust's portfolio at any given time may include both long-term and intermediate-term municipal securities. Moreover, during temporary defensive periods (e.g., times when, in the Advisors' opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt securities market adversely affect the price at which long-term or intermediate-term municipal securities are available), and in order to keep cash on hand fully invested, including the period during which the net proceeds of the offering of common shares and of Preferred Shares, if any, are being invested, the Trust may invest any percentage of its assets in short-term investments including high quality, short-term securities which may be either tax-exempt or taxable and securities of other open- or closed-end investment companies that invest primarily in municipal securities of the type in which the Trust may invest directly. The Trust intends to invest in taxable short-term investments only in the event that suitable tax-exempt temporary investments are not available at reasonable prices and yields. Tax-exempt temporary investments include various obligations issued by state and local governmental issuers, such as tax-exempt notes (bond anticipation notes, tax anticipation notes and revenue anticipation notes or other such municipal securities maturing in three years or less from the date of issuance) and municipal commercial paper. The Trust will invest only in taxable temporary investments which are U.S. Government securities or securities rated within the highest grade by Moody's, S&P or Fitch, and which mature within one year from the date of purchase or carry a variable or floating rate of interest. Taxable temporary investments of the Trust may include certificates of deposit issued by U.S. banks with assets of at least $1 billion, commercial paper or corporate notes, bonds or debentures with a remaining maturity of one year or less, or repurchase agreements. See "Other Investment Policies and Techniques—Repurchase Agreements." To the extent the Trust invests in taxable investments, the Trust will not at such times be in a position to achieve its investment objective of tax-exempt income.

The foregoing policies as to ratings of portfolio investments will apply only at the time of the purchase of a security and the Trust will not be required to dispose of securities in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of a particular issuer.

In addition to the types of municipal securities described in the Prospectus, the Trust may invest in other securities that pay interest that is, or make other distributions that are, exempt from regular federal income tax and/or state and local personal taxes, regardless of the technical structure of the issuer of the instrument. The Trust treats all such tax-exempt securities as municipal securities.

Municipal Lease Obligations. Also included within the general category of municipal securities described in the Prospectus are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "Municipal Lease Obligations") of municipal authorities or entities. Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Trust's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult. In order to reduce this risk, the Trust will only purchase Municipal Lease Obligations where the Advisor or Sub-Advisor believes the issuer has a strong incentive to continue making appropriations until maturity.

Certificates of Participation. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Trust with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Trust with the right to demand payment, on not more than seven days' notice, of all or any part of the Trust's participation interest in the underlying municipal securities, plus accrued interest.

 Pre-Refunded Municipal Securities. The principal of, and interest on, pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

 Private Activity Bonds.  Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

Special Taxing Districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds (a type of municipal bond established by the Mello-Roos Community Facilities District Act of 1982), are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Zero Coupon Bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, the Trust would be required to distribute the income on any of these instruments as it accrues, even though the Trust will not receive all of the income on a current basis or in cash. Thus, the Trust may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its common shareholders.

 Short-Term Taxable Fixed Income Securities

 For temporary defensive purposes or to keep cash on hand fully invested, the Trust may invest up to 100% of its total assets in cash equivalents and short-term taxable fixed income securities, although the Trust intends to invest in taxable short-term investments only in the event that suitable tax-exempt short-term investments are not available at reasonable prices and yields. Short-term taxable fixed income investments are defined to include, without limitation, the following:

        1.     U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

        2.     Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

        3.     Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to invest temporarily available cash. The Trust may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. The Advisors monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisors do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

        4.     Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. The Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Trust's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

 Short-Term Tax-Exempt Fixed Income Securities

Short-term tax-exempt fixed income securities are securities that are exempt from regular federal income tax and mature within three years or less from the date of issuance. Short-term tax-exempt fixed income securities are defined to include, without limitation, the following:

Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Tax-Exempt Commercial Paper ("municipal paper") represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities on municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

Certain municipal securities may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market indices.

While the various types of notes described above as a group represent the major portion of the tax-exempt note market, other types of notes are available in the marketplace and the Trust may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

 Strategic Transactions And Other Management Techniques

Consistent with its investment objectives and policies set forth herein, the Trust may also enter into certain hedging and risk management transactions or transactions to enhance current income. In particular, the Trust may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts, and may enter into various interest rate transactions (collectively, "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the debt securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these Strategic Transactions may be used at any time whether for hedging and risk management or to enhance current income. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Strategic Transactions that the Trust may use are described below. The ability of the Trust to hedge them successfully will depend on the Advisors' ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured.

 Interest Rate Transactions.  The Trust may enter into interest rate swaps and purchase or sell interest rate caps and floors primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions for duration and risk management purposes and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

 The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is offsetting volatility with respect to its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. In as much as these Strategic Transactions are entered into for good faith risk management purposes, the Advisor, the Sub-Advisor and the Trust believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The Trust will accrue the net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each interest rate swap on a daily basis and will designate on its books and records with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess. The Trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

 Futures Contracts and Options on Futures Contracts. In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("futures contracts")

of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. Government debt securities or options on the above. The Trust primarily intends to engage in such transactions for bona fide hedging or risk management and other portfolio management purposes.

 Calls on Securities, Indices and Futures Contracts.  In order to enhance income or reduce fluctuations on net asset value, the Trust may sell or purchase call options ("calls") on municipal securities and indices based upon the prices of futures contracts and debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered" as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy a security, futures contract or index at a fixed price. Calls on futures on municipal securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

 Puts on Securities, Indices and Futures Contracts.  As with calls, the Trust may purchase put options ("puts") that relate to municipal securities (whether or not it holds such securities in its portfolio),indices or futures contracts. For the same purposes, the Trust may also sell puts on municipal securities, indices or futures contracts on such securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust's total assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying security at a price higher than the current market price.

 Credit Derivatives. The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisors are incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisors are correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Trust. The Trust's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Trust's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Municipal Market Data Rate Locks. The Trust may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits the Trust to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Trust will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. An MMD Rate Lock is a contract between the Trust and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Trust buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Trust equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Trust will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite of the direction anticipated by the Trust. The Trust will not enter into MMD Rate Locks if, as a result, more than 50% of its total assets would be required to cover its potential obligations under its hedging and other investment transactions.

New Products. The financial markets continue to evolve and financial products continue to be developed. The Trust reserves the right to invest in new financial products as they are developed or become more widely accepted. As with any new financial product, these products will entail risks, including risks to which the Trust currently is not subject.

 Appendix C contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust's other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options. The principal risks relating to the use of futures contracts and other Strategic Transactions are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Trust's portfolio; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Advisor; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Trust being in a worse position than if such techniques had not been used.

 Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. See "Tax Matters."

Short Sales

 The Trust may make short sales of municipal securities and other securities. A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

 When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

 The Trust's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

 If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

 The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

 Dollar Roll Transactions

To take advantage of attractive opportunities in the municipal securities market and to enhance current income, the Trust may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Trust of a mortgage-backed or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments of the securities sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls. At the time the Trust enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S.

Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Trust's dollar rolls, together with the issuance of Preferred Shares and other borrowings, will not exceed, in the aggregate, [ ]% of the value of its Managed Assets.

Dollar roll transactions involve the risk that the market value of the securities the Trust is required to purchase may decline below the agreed upon repurchase price of those securities. The Trust's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investment manager's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

OTHER INVESTMENT POLICIES AND TECHNIQUES

 Restricted and Illiquid Securities

  Certain of the Trust's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

 Reverse Repurchase Agreements

The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. At the time the Trust enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under certain circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust's limitation on borrowings. The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

 Repurchase Agreements

As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract.  Income generated from transactions in repurchase agreements will be taxable.  The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

 Lending of Securities

The Trust may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Trust receives collateral in cash or securities issued or guaranteed by the U.S. Government or irrevocable letters of credit issued by a bank (other than a borrower of the Trust’s portfolio securities or any affiliate of such borrower), which qualifies as a custodian bank for an investment company under the Investment Company Act, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Advisor may instruct the lending agent (as defined below) to terminate loans and recall securities so that the securities may be voted by the Trust if required by the Advisor’s proxy voting guidelines. See “Proxy Voting Policies” below. Such notice shall be provided in advance such that a period of time equal to no less than the normal settlement period for the securities in question prior to the record date for the proxy vote or other corporate entitlement is provided.

The Trust receives the equivalent of any income it would have received on the loaned securities. Where the Trust receives securities as collateral, the Trust receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Trust’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trust is obligated to return the collateral to the borrower upon the return of the loaned securities. The Trust could suffer a loss in the event the Trust must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Trust could suffer a loss where the value of the collateral is below the market value of the borrowed securities plus any other receivables from the borrower along with any transaction costs to repurchase the securities. The Trust could also experience delays and costs in gaining access to the collateral. The Trust may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. Pursuant to that order, the Trust has retained an affiliated entity of the Advisor as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, upon the advice of the Advisor and on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Advisor or its affiliates. Pursuant to the same order, the Trust may invest its uninvested cash in registered money market funds advised by the Advisor or its affiliates, or in a private investment company managed by the lending agent. If the Trust acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Trust’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Trust. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Advisor’s waiver of a portion of its advisory fee.

The Trust would continue to accrue the equivalent of the same interest or other income on loaned securities that it would have received had the securities not been on loan, and would also earn income on investments made with any cash collateral for such loans. Any cash collateral received by the Trust in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds.

[                             ], an affiliate of the Advisor, acts as securities lending agent for the Trust and will be paid a fee for the provision of these services, including advisory services with respect to the collateral of the Trust’s securities lending program.

 High Yield Securities

The Trust may invest up to 20% of its Managed Assets in securities rated below investment grade such as those rated "Ba" or below by Moody's or "BB" or below by S&P or Fitch or securities comparably rated by other rating agencies or in unrated securities determined by the Advisor or the Sub-Advisor to be of comparable quality. Securities rated Ba and below by Moody's and Fitch are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principle payments may be very moderate. Securities rated "BB" by S&P are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value.

The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principle and pay interest thereon and increase the incidence of default for such securities.

The ratings of Moody's, S&P and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principle payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisors also will independently evaluate these securities and the ability for the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a rating agency, the Trust's ability to achieve its investment objectives will be more dependent on the Advisors' credit analysis than would be the case when the Trust invests in rated securities.

ADDITIONAL RISK FACTORS

 Securities Lending Risk

The Trust may lend its portfolio securities to financial institutions. Securities lending is subject to the risk that loaned securities may not be available to the Trust on a timely basis and the Trust may therefore lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Trust that occurs during the term of the loan would be borne by the Trust and would adversely affect the Trust’s performance. Further, the cash collateral received by the Trust in connection with such a loan may be invested in a security that subsequently loses value.  Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding.  These events could also trigger adverse tax consequences for the Trust.

Pursuant to an exemptive order from the Securities and Exchange Commission, the Trust has retained an affiliated entity of the Advisor as the lending Agent.  The lending agent may, upon the advice of the Advisor and on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Advisor or its affiliates.  If the Trust acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Trust’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Trust.

 Repurchase Agreements Risk

Subject to its investment objectives and policies, the Trust may invest in repurchase agreements for leverage or investment purposes. Repurchase agreements typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell the securities back to the institution at a fixed time in the future. The Trust does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Trust seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures approved by the Trust's Board that are designed to minimize such risks. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Trust generally will seek to liquidate such collateral. However, the exercise of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss.

 When-Issued and Delayed-Delivery Transactions Risk

The Trust may purchase fixed income securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. When-issued and delayed-delivery transactions occur when securities are purchased or sold by the Trust with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed-delivery basis may expose the Trust to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Trust will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Risk Factors in Strategic Transactions and Derivatives

 In addition to Appendix C, the following contains risk factors associated with derivatives. Derivatives are volatile and involve significant risks, including:

 The Trust's use of derivatives may reduce its returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately. The Trust could also suffer losses related to its derivative positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Advisors may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Trust holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust's hedging transactions will be effective. The income from certain derivatives may be subject to federal income tax. Swap agreements involve the risk that the party with whom the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. Securities but rather allow the Trust to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

 Credit Risk — the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Trust, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Leverage Risk — the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

 Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

 Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Trust seeks exposure.

 Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Trust could receive lower interest payments or experience a reduction in the value of the derivative to below what that Trust paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

 There can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Trust will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all. Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Trust to potential losses that exceed the amount originally invested by the Trust. When the Trust engages in such a transaction, the Trust will deposit in a segregated account liquid assets with a value at least equal to the Trust's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Trust has assets available to satisfy its obligations with respect to the transaction, but will not limit the Trust's exposure to loss.

 Risks Associated with Options.  There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

 Risks Associated with Futures.  The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Trust and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

 Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.  Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Trust to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Trust to ascertain a market value for such instruments.

The Trust will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Advisors anticipate the Trust can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Trust has unrealized gains in such instruments or has deposited collateral with its counterparties the Trust is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations. The Trust will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Trust with a third-party guaranty or other credit enhancement.

MANAGEMENT OF THE TRUST

 Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust's investment advisor and BlackRock Financial Management, Inc. (the "Sub-Advisor") acts as the Trust's investment sub-advisor. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and the Sub-Advisor, located at 55 East 52nd Street, New York, New York 10055, are wholly owned subsidiaries of BlackRock Inc. ("BlackRock") BlackRock is one of the world's largest publicly-traded investment management firms.  As of June 30, 2011 , BlackRock's assets under management were approximately $3.659 trillion.  BlackRock has over 20 years of experience managing closed-end products and, as of June 30, 2011 advised a registered closed-end family of 94 exchange-listed active funds with approximately $40.6 billion in assets.  In addition, BlackRock advised one non-exchange-listed closed-end fund with approximately $309.3 million in assets.

BlackRock offers products that span the risk spectrum to meet clients' needs, including active, enhanced and index strategies across markets and asset classes.  Products are offered in a variety of structures including separate accounts, mutual funds, iShares® (exchange traded funds), and other pooled investment vehicles.  BlackRock also offers risk management, advisory and enterprise investment system services to a broad base of institutional investors through BlackRock Solutions®. Headquartered in New York City, as of June 30, 2011, the firm has approximately 9,700 employees in 26 countries and a major presence in key global markets, including North and South America, Europe, Asia, Australia and the Middle East and Africa.

 Investment Management Agreement

Although BlackRock Advisors intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Advisors are not exclusive and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

 The Investment Management Agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust's shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

 The Investment Management Agreement was approved by the Trust's Board at an in-person meeting of the Board held on     , including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Trust to pay a Management Fee at an annual rate equal to       % of the average daily value of the Trust's Managed Assets.

 The Investment Management Agreement was approved by the sole common shareholder of the Trust as of            . The Investment Management Agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Board or the vote of a majority of the outstanding voting securities of the Trust (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Board or a majority of the outstanding voting securities of the Trust or by BlackRock Advisors, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The Investment Management Agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

 Sub-Investment Advisory Agreement

BlackRock Financial Management, Inc. is a wholly owned subsidiary of BlackRock. Pursuant to the sub-investment advisory agreement, BlackRock Advisors has appointed BlackRock Financial Management, Inc., one of its affiliates, to perform certain of the day-to-day investment management of the Trust.  BlackRock Financial Management, Inc. will receive a portion of the management fee paid by the Trust to BlackRock Advisors. From the management fees, BlackRock Advisors will pay BlackRock Financial Management, Inc. for serving as Sub-Advisor, a fee equal to     % of the monthly management fees received by BlackRock Advisors; provided thereafter that the Sub-Advisor may be compensated at cost for any services rendered to the Trust at the request of BlackRock Advisors and approved of by the Board.

 The sub-investment advisory agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Trust will indemnify BlackRock Financial Management, Inc., its directors, officers, employees, agents, associates and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations.

 Although BlackRock Financial Management, Inc. intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Financial Management, Inc. are not exclusive and BlackRock Financial Management, Inc. provides similar services to other investment companies and other clients and may engage in other activities.

 The sub-investment advisory agreement was approved by the Board at an in-person meeting of the Board held on, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act).

 The sub-investment advisory agreement was approved by the sole common shareholder of the Trust as of               . The sub-investment advisory agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Board or the vote of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The sub-investment advisory agreement may be terminated as a whole at any time by the Trust without the payment of any penalty, upon the vote of a majority of the Board or a majority of the outstanding voting securities of the Trust, or by BlackRock Advisors or  BlackRock Financial Management, Inc., on 60 days' written notice by either party to the other. The sub-investment advisory agreement will also terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Matters Considered by the Board

A discussion regarding the basis for the approval of the respective initial and successor investment management and sub-investment advisory agreements by the Board will be available in the Trust's first report sent to shareholders.

 Trustees and Officers

 [TO BE FILED BY AMENDMENT]

Fund Management

 Portfolio Manager Assets Under Management . The following table sets forth information about funds and accounts other than the Trust for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of                            .

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

 Portfolio Manager Compensation Overview. BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base Compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities

Discretionary Incentive Compensation.  Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

 In most cases, including for the portfolio managers of the Trust, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Trust or other accounts managed by the portfolio managers are measured.

BlackRock's chief investment officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of timeover which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

Portfolio Manager	Applicable Benchmarks

BlackRock's chief investment officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the Trust and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation.  Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan ("LTIP").  From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock restricted stock units that, once vested, settle in BlackRock, Inc. common stock. [   ] have each received awards under the LTIP.

Deferred Compensation Program.  A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. [     ] have each participated in the deferred compensation program.

Other Compensation Benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans.  BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan ("RSP"), and the BlackRock Employee Stock Purchase Plan ("ESPP"). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Securities Ownership of Portfolio Managers.  The Trust is a newly-organized investment company. Accordingly, as of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any securities issued by the Trust.

Potential Material Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Trust, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Trust. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale

BlackRock recommends to the Trust. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Trust by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. These policies also seek to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

 Proxy Voting Policies

The Board has delegated the voting of proxies for the Trust's securities to the Advisor pursuant to the Advisor's proxy voting guidelines. Under these guidelines, the Advisor will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. From time to time, a vote may present a conflict between the interests of the Trust's shareholders, on the one hand, and those of the Advisor, or any affiliated person of the Trust or the Advisor, on the other. In such event, provided that the Advisor's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee") is aware of the real or potential conflict, if the matter to be voted on represents a material, non-routine matter and if the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Advisor's clients. If the Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the Advisor's Portfolio Management Group and/or the Advisor's Legal and Compliance Department and concluding that the vote cast is in its client's best interest notwithstanding the conflict. A copy of the Trusts' Proxy Voting Policy and Procedures is included as Appendix B to this Statement of Additional Information. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling (800) 441-7762; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

 Codes of Ethics

The Trust and the Advisors have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. These codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

 Other Information

BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors.  As of June 30, 2011, PNC owned 21.7% of BlackRock, Barclays PLC ("Barclays") owned 19.7%, and institutional investors, employees and the public hold economic interests of 58.6%.  With regard to voting stock, PNC owned 24.6%, Barclays owned 2.2%, and institutional investors, employees and the public own 73.2% of voting shares.

Prior to the June 1, 2011 repurchase of Bank of America Corporation's ("Bank of America") ownership interest in BlackRock, PNC owned 20.2% of BlackRock, Barclays owned 19.5%, Bank of America , through its subsidiary Merrill Lynch & Co. Inc. ("Merrill Lynch"), owned 7.1%, and institutional investors, employees and the public held economic interests of 53.2%. With regard to voting stock, PNC owned 25.1%, Barclays owned 2.3%, and institutional investors, employees and the public owned 72.6% of voting shares; Bank of America did not hold any voting stock.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor and the Sub-Advisor are responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Trust invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of such securities usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

The Advisor and the Sub-Advisor are responsible for effecting securities transactions of the Trust and will do so in a manner deemed fair and reasonable to shareholders of the Trust and not according to any formula. The Advisor's and the Sub-Advisor's primary considerations in selecting the manner of executing securities transactions for the Trust will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Advisor or the Sub-Advisor, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. Consideration may also be given to the sale of shares of the Trust. However, it is not the policy of BlackRock, absent special circumstances, to pay higher commissions to a firm because it has supplied such research or other services.

The Advisor and the Sub-Advisor are able to fulfill their obligation to furnish a continuous investment program to the Trust without receiving research or other information from brokers; however, each considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Advisor and/or the Sub-Advisor, and does not reduce the Advisor's and/or the Sub-Advisor's normal research activities in rendering investment advice under the investment management agreement or the sub-investment advisory agreement. It is possible that the Advisor's and/or the Sub-Advisor's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

One or more of the other investment companies or accounts which the Advisor and/or the Sub-Advisor manages may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Advisor and/or the Sub-Advisor in their discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's Board that this advantage, when combined with the other benefits available due to the Advisor's or the Sub-Advisor's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

The Trust has received an exemptive order from the SEC permitting them to lend portfolio securities to their affiliates. Pursuant to that order, the Trust also has retained an affiliated entity of the Advisor as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of the Trust, invest cash collateral received by that Trust for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Advisor or its affiliates. Pursuant to the same order, the Trust may invest its uninvested cash in registered money market funds advised by the Advisor or its affiliates, or in a private investment company managed by the lending agent. If the Trust acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Trust's expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Trust. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Advisor's waiver of a portion of its advisory fee.

It is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. However, the annual portfolio turnover rate of the trust may be greater than 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. Higher portfolio turnover results in increased Trust costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

CONFLICTS OF INTEREST

Barclays PLC ("Barclays") and The PNC Financial Services Group, Inc. ("PNC") each have a significant economic interest in BlackRock, Inc., the parent of the Advisors. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of the Advisors, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of Barclays and its affiliates (the "Barclays Entities"), with respect to the Trust and/or other accounts managed by BlackRock, PNC or Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the Investment Company Act. BlackRock, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Trust, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Trust. These are considerations of which investors in the Trust should be aware, and which may cause conflicts of interest that could disadvantage the Trust and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Trust.

BlackRock and its Affiliates, as well as the Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Trust and/or that engage in transactions in the same types of securities, currencies and instruments as the Trust. One or more Affiliates and Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Trust may invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Trust invests, which could have an adverse impact on the Trust's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Trust's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Trust.

When BlackRock and its Affiliates or the Barclays Entities seek to purchase or sell the same assets for their managed accounts, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Trust.  In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Trust, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding the Trust are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Trust, market impact, liquidity constraints, or other factors could result in the Trust receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Trust could otherwise be disadvantaged. BlackRock or its Affiliates or a Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Trust to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Trust may benefit other accounts managed by BlackRock or its Affiliates or a Barclays Entity. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts.

BlackRock and its Affiliates or a Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which the Trust has invested, and those activities may have an adverse effect on the Trust. As a result, prices, availability, liquidity and terms of the Trust's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a Barclays Entity or their clients, and transactions for the Trust may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Trust's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Trust. Moreover, it is possible that the Trust will sustain losses during periods in which one or more Affiliates or Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Trust in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Trust's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or Barclays Entities are performing services or when position limits have been reached.

In connection with its management of the Trust, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Trust in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Trust and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Trust. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing the Trust.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Trust should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Trust in which customers of BlackRock or its Affiliates or a Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Trust, and such party may have no incentive to assure that the Trust obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Trust may enhance the profitability of BlackRock or its Affiliates or a Barclays Entity. One or more Affiliates or Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Trust invests or which may be based on the performance of the Trust.  The Trust may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or Barclays Entities and may also enter into transactions with other clients of an Affiliate or Barclays Entity where such other clients have interests adverse to those of the Trust.

At times, these activities may cause departments of BlackRock or its Affiliates or a Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Trust. To the extent affiliated transactions are permitted, the Trust will deal with BlackRock and its Affiliates or Barclays Entities on an arms-length basis.

BlackRock or its Affiliates or a Barclays Entity may also have an ownership interest in certain trading or information systems used by the Trust.  The Trust's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or Barclays Entities.

One or more Affiliates or one of the Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Trust. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or Barclays Entity will be in its view commercially reasonable, although each Affiliate or Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Trust as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Trust or its shareholders will be required, and no fees or other compensation payable by the Trust or its shareholders will be reduced by reason of receipt by an Affiliate or Barclays Entity of any such fees or other amounts.

When an Affiliate or Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Trust, the Affiliate or Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Trust.  The Trust will be required to establish business relationships with its counterparties based on the Trust's own credit standing. Neither BlackRock nor any of the Affiliates, nor any Barclays Entity, will have any obligation to allow their credit to be used in connection with the Trust's establishment of its business relationships, nor is it expected that the Trust's counterparties will rely on the credit of BlackRock or any of the Affiliates or Barclays Entities in evaluating the Trust's creditworthiness.

Purchases and sales of securities for the Trust may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Trust will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Trust. In addition, under certain circumstances, the Trust will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or Barclays Entities) that furnish BlackRock, the Trust, other BlackRock client accounts or other Affiliates or Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing the Trust and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Trust based on the amount of brokerage commissions paid by the Trust and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Trust and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Trust. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Trust, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Management of the Trust – Proxy Voting Policies."

It is also possible that, from time to time, BlackRock or its Affiliates or a Barclays Entity may, although they are not required to, purchase and hold shares of the Trust. Increasing the Trust's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Trust's expense ratio.

It is possible that the Trust may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a Barclays Entity has significant debt or equity investments or in which an Affiliate or Barclays Entity makes a market. The Trust also may invest in securities of companies to which an Affiliate or a Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of the Trust and the interests of other clients of BlackRock or its Affiliates or a Barclays Entity. In making investment decisions for the Trust, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a Barclays Entity may limit the Trust's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Trust.

BlackRock and its Affiliates and the Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Trust. With respect to BlackRock and its Affiliates and Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Trust or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Trust or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a Barclays Entity and such personnel resulting from transactions on behalf of or management of the Trust may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by the Trust's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Trust's pricing vendors.  While BlackRock will generally communicate its valuation information or determinations to the Trust's pricing vendors and/or fund accountants, there may be instances where the Trust's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

To the extent permitted by applicable law, the Trust may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund or exchange-traded fund advised or managed by BlackRock. In connection with any such investments, the Trust, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Trust bearing some additional expenses.

BlackRock and its Affiliates or a Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Trust. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by Barclays Entities that are the same, different from or made at different times than positions taken for the Trust. To lessen the possibility that the Trust will be adversely affected by this personal trading, the Trust and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Trust's portfolio transactions.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, the Trust, except that the Trust may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Trust as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Trust and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Trust to purchase and another client of BlackRock to sell, or the Trust, to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Trust may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Trust may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a Barclays Entity serve as directors of companies the securities of which the Trust wishes to purchase or sell. However, if permitted by applicable law, the Trust may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of Barclays Entities are directors or officers of the issuer.  The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Trust. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, in certain futures and derivative transactions, and to comply with certain provisions of the Investment Company Act that prohibit affiliated transactions there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Trust or other client accounts to suffer disadvantages or business restrictions.  These limitations may cause the Trust to invest in different portfolios than other BlackRock funds which may result in the Trust investing on less advantageous terms that such other funds or in different types of securities, such as non-voting securities, in order to comply with regulatory requirements.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Trust) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients

(including the Trust), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and Barclays Entities may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

Custody arrangements may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Trust. This is because the custody arrangements with the Custodian may have the effect of reducing custody fees when the Trust leaves cash balances uninvested. When the Trust's actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Trust. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for a Trust with an expense cap in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock's portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

DESCRIPTION OF SHARES

 Common Shares

The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

 Preferred Shares

The terms of Preferred Shares, if any, issued by the Trust, including their dividend rate, voting rights, liquidation preference and redemption provisions, would be determined by the Board (subject to applicable law and the Trust's Agreement and Declaration of Trust) if and when it authorizes a Preferred Shares offering.

If the Board determines to proceed with an offering of Preferred Shares, the terms of the Preferred Shares may be the same as, or different from, the terms described below, subject to applicable law and the Trust's Agreement and Declaration of Trust. The Board, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

 Other Shares

The Board (subject to applicable law and the Trust's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of common shares and, depending on their terms, any Preferred Shares outstanding at that time, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board sees fit. The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares.

REPURCHASE OF COMMON SHARES

The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares. Instead, the Trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Board may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company. The Board may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Trust has Preferred Shares outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of any outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the Exchange Act, the Investment Company Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the Board at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Trust's status as a regulated investment company under the Code, (which would make the Trust a taxable entity, causing the Trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust) or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Trust's shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Trust of its common shares will decrease the Trust's net assets which would likely have the effect of increasing the Trust's expense ratio. Any purchase by the Trust of its common shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust's portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations. Based on these considerations, even if the Trust's shares should trade at a discount, the Board may determine that, in the interest of the Trust and its shareholders, no action should be taken.

TAX MATTERS

The following is a description of certain federal income tax consequences to a shareholder of acquiring, holding and disposing of common stock of the Trust. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service ("IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all federal income tax concerns affecting the Trust and its shareholders (including shareholders subject to special provisions of the Internal Revenue Code of 1986, as amended (the "Code")), and the discussions set forth here do not constitute tax advice. This discussion assumes that investors hold our common stock as capital assets (generally, for investment).  The Trust has not sought and will not seek any ruling from the IRS or opinion of counsel regarding any matters discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to those set forth below.  This summary does not discuss any aspects foreign, state or local tax.  Prospective investors must consult their own tax advisors as to the federal income tax consequences (including the alternative minimum tax consequences) of acquiring, holding and disposing of the Trust’s shares, as well as the effects of state, local and non-U.S. tax laws.

The Trust intends to elect to be treated and to qualify to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code, and to satisfy conditions which will enable dividends on common shares or Preferred Shares which are attributable to interest on tax-exempt municipal securities to be exempt from regular federal income tax in the hands of its shareholders, subject to the possible application of the federal alternative minimum tax.

In order to qualify as an RIC, the Trust must, among other things, satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to its shareholders. First, the Trust must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, the Trust must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Trust's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States government securities and securities of other RICs) or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses.

As an RIC, the Trust will not be subject to corporate level federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Trust may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Trust retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  The Trust intends to distribute at least annually to its shareholders all or substantially all of the its net tax-exempt interest and any investment company taxable income and net capital gains.

In order to avoid a 4% federal excise tax, the Trust must distribute by December 31 of each calendar year the sum of at least 98% of its taxable ordinary income for such year, at least 98.2% of its capital gain net income (the excess of its capital gains over its capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Trust paid no federal income tax.  The Trust intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax, although no assurance can be given in this regard.

Certain of the Trust’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize taxable income or gain without a corresponding receipt of cash, (v) adversely affect when taxable income must be recognized or the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not be qualifying income for purposes of the 90% Income Test.  The Trust intends to monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

If in any tax year the Trust should fail to qualify under Subchapter M of the Code for tax treatment as a RIC, the Trust would incur a regular corporate federal income tax upon all of its taxable income for that year, and all distributions to its shareholders (including distributions of tax-exempt interest income or net capital gain) would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Trust's earnings and profits. In addition, to qualify again to be taxed as a RIC in a subsequent year, the Trust would be required to distribute to shareholders its earnings and profits attributable to non-RIC years.  In addition, if the Trust failed to qualify as a RIC for a period greater than two taxable years, then the Trust would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Trust had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

The remainder of this discussion assumes that the Trust qualifies for taxation as a RIC.

Taxation of Shareholders

As long as the Trust remains qualified as a RIC, distributions by the Trust of its tax-exempt interest on municipal securities, if properly reported by the Trust to its shareholders (“exempt-interest dividends”), will generally be exempt from regular federal income tax.  In order for the Trust to pay exempt-interest dividends, at least 50% of the value of the Trust's total assets must consist of tax-exempt obligations on a quarterly basis. Although the Trust intends to meet this requirement, no assurance can be given in this regard.  If the Trust failed to do so, it would not be able to pay tax-exempt dividends, and your distributions attributable to interest received by the Trust from any source (including distributions of tax-exempt interest income) would be taxable as ordinary income to the extent of the Trust's earnings and profits.

Distributions by the Trust of investment company taxable income (as defined above), if any, whether received in cash or reinvested in additional shares, will be taxable to shareholders as ordinary income (to the extent of the current or accumulated earning and profits of the Trust). Such dividends may qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction available to corporations, but only to the extent that the Trust's income consists of dividends received from U.S. corporations and (ii) as qualified dividend income eligible (through 2012) for the reduced maximum rate to individuals of generally 15% to the extent that the Trust receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Due to the Trust's expected investments, in general, taxable distributions will not be eligible for the dividends received deduction allowed to corporate shareholders under the Code or the reduced rate on qualified dividend income. Net long-term capital gains realized by the Trust and distributed to shareholders in cash or reinvested in additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Trust. The maximum tax rate on net long-term capital gain of individuals is 15% through 2012, at which point a 20% maximum rate will apply absent congressional action. Distributions by the Trust that exceed the Trust's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

The special rules governing certain of the Trust’s investment practices (as described above) could affect the amount, timing and character of distributions to holders of common shares.  For example, gain realized by the Trust from the disposition of a tax-exempt municipal obligation that is attributable to accrued market discount will be treated as ordinary income rather than capital gain, and thus may increase the amount of ordinary income dividends received by holders of common shares.

Prior to purchasing shares in the Trust, an investor should carefully consider the impact of dividends which are expected to be or have been declared, but not paid. Any dividend declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to holders of common shares of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Trust (and received by the holder of common shares) on December 31 of the year such dividends were declared.

Federal income tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. To the extent the Trust receives income treated as tax preference items for purposes of the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to holders of common shares to the extent that their tax liability is determined under the alternative minimum tax. The Trust will annually supply holders of common shares with reports indicating the amount and nature of all income distributed to them as well as the percentage of Trust income attributable to tax preference items subject to the alternative minimum tax.

Interest on certain "private activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Trust may invest a portion of its assets in municipal bonds subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private activity bonds. Accordingly, investment in the Trust could cause a holder of common shares to be subject to, or result in an increased liability under, the alternative minimum tax.

For corporations, alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on municipal bonds, and therefore all exempt-interest dividends received from the Trust, are included in calculating adjusted current earnings.

The Internal Revenue Service's position in a published revenue ruling indicates that the Trust is required to designate distributions paid with respect to its common shares and its Preferred Shares as consisting of a portion of each type of income distributed by the Trust. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Trust dividends received by such class. Thus, the Trust will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of the common shares and the holders of Preferred Shares in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes.

Exempt-interest dividends are included in determining what portion, if any, of a person's Social Security and railroad retirement benefits will be includable in gross income subject to federal income tax.

Although exempt-interest dividends generally may be treated by holders of common shares as items of interest excluded from their gross income, each holder is advised to consult his tax advisor with respect to whether exempt-interest dividends retain their exclusion if the shareholder would be treated as a "substantial user," or a "related person" of a substantial user, of the facilities financed with respect to any of the tax-exempt obligations held by the Trust.

If the Trust retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Trust against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Trust will be increased by the amount of undistributed capital gains included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

The redemption, sale or exchange of common shares normally will result in capital gain or loss to the holders of common shares who hold their shares as capital assets. Generally, a shareholder's gain or loss will be long-term capital gain or loss if the shares have been held for more than one year.  Any gain a shareholder recognizes on the redemption, sale or exchange of common shares will generally be taxable even if the increase in value in such common shares is attributable to tax-exempt interest income. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, the maximum tax rate on net long-term capital gain is currently 15% (through 2012, at which point a 20% maximum rate will apply absent congressional action), while short-term capital gains and other ordinary income (other than qualified dividend income) are taxed as ordinary income subject to the highest marginal federal income tax rates.

No loss will be allowed on the redemption, sale or exchange of common shares if the shareholder purchases other common shares of the Trust (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire shares that are substantially identical to common shares of the Trust within a period of 61 days beginning 30 days before and ending 30 days after such redemption, sale or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the redemption, sale or exchange of common shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such common shares and, if not disallowed, such losses will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gains) with respect to such common shares. In addition, capital losses generally are deductible only to the extent of capital gains (except that non-corporate taxpayers may offset a limited amount of ordinary income with their capital losses). Investors are urged to consult their tax advisers about these and other limitations on the deductibility of capital losses.

The Trust is required to withhold tax ("backup withholding") on taxable dividends and certain other payments paid to non-corporate shareholders who have not furnished to the Trust their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder's federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

Nonresident alien individuals and certain foreign corporations and other entities ("foreign investors") generally are subject to U.S. withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on distributions of investment company taxable income (determined without regard to the deduction for dividends paid). To the extent received or deemed received by foreign investors, exempt-interest dividends, distributions of net capital gain and gain from the sale or other disposition of common shares generally are exempt from federal income taxation. Different tax consequences may result if the shareholder is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 or more days during a taxable year and certain other conditions are met. Foreign investors are urged to consult with their tax advisers regarding an investmnet in shares of the Trust.

For taxable years of the Trust beginning before January 1, 2012, properly designated dividends to foreign investors are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Trust's "qualified net interest income" (generally, the Trust's U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust is at least a 10% stockholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Trust's "qualified short-term capital gains" (generally, the excess of the Trust's net short-term capital gain over the Trust's long-term capital loss for such taxable year).  Depending on its circumstances, however, the Trust may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of common shares held through an intermediary, the intermediary may withhold even if the Trust designates the payment as qualified net interest income or qualified short-term capital gain.  Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts.  There can be no assurance as to what portion of the Trust's distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.

After December 31, 2013, withholding at a rate of 30% will be required on dividends in respect of, and after December 31, 2014, withholding at a rate of 30% will be required on gross proceeds from the sale of, common shares held by or through certain foreign financial institutions (including investment funds), unless such institution enters into an agreement with the Secretary of the Treasury to report, on an annual basis, information with respect to shares in, and accounts maintained by, the institution to the extent such shares or accounts are held by certain United States persons or by certain non-U.S. entities that are wholly or partially owned by United States persons.  Accordingly, the entity through which our shares are held will affect the determination of whether such withholding is required.  Similarly, dividends in respect of, and gross proceeds from the sale of, common shares held by an investor that is a non-financial non-U.S. entity will be subject to withholding at a rate of 30%, unless such entity either (i) certifies to the Trust that such entity does not have any "substantial United States owners" or (ii) provides certain information regarding the entity's "substantial United States owners," which the Trust will in turn provide to the Secretary of the Treasury.  Non-U.S. holders are encouraged to consult with their tax advisers regarding the possible implications of these requirements on their investment in shares of the Trust.

Distributions on, and gains on the sale of, shares of the Trust may be subject to additional state, local and foreign taxes depending on a stockholder’s particular situation.  Prospective investors must consult their own tax advisors as to the state, local and foreign tax consequences of acquiring, holding and disposing of the Trust’s shares.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Trust and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Trust transactions. Holders of common shares are advised to consult their own tax advisors for more detailed information concerning the federal income taxation of the Trust and the income tax consequences to its holders of common shares.

INDEPENDENT AUDITORS' REPORT

 [TO COME BY AMENDMENT]

Statement of Assets and Liabilities

[TO COME BY AMENDMENT]

Statement of Operations

[TO COME BY AMENDMENT]

Statement of Changes in Net Assets

 [TO COME BY AMENDMENT]

NOTES TO FINANCIAL STATEMENTS

[TO COME BY AMENDMENT]

APPENDIX A
Ratings of Investments

[TO COME BY AMENDMENT]

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APPENDIX B

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

I.	Introduction	B-2
II.	Proxy Voting Policies	B-3
	A. Boards of Directors	B-3
	B. Auditors	B-3
	C. Compensation and Benefits	B-3
	D. Capital Structure	B-3
	E. Corporate Charter and By-Laws	B-3
	F. Environmental and Social Issues	B-3
III.	Conflicts Management	B-4
IV.	Reports to the Board	B-4

I. Introduction

The Trustees/Directors ("Directors") of the BlackRock-Advised Funds (the "Funds") have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. Registered investment advisers ("BlackRock"), the investment adviser to the Funds, as part of BlackRock's authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds' shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock's Corporate Governance Committee (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock's Portfolio Management and Administration Groups and is advised by BlackRock's Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. Securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock's proxy voting guidelines. BlackRock's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BlackRock or BlackRock's affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II. Proxy Voting Policies

A.	Boards of Directors

The Funds generally support the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company's board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee's history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B.	Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation's choice of auditor, in individual cases, consideration may be given to an auditors' history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C.	Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company's compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D.	Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E.	Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F.	Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company's board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III. Conflicts Management

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BlackRock or BlackRock's affiliates, from having undue influence on BlackRock's proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary's determination.

IV. Reports To the Board

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

APPENDIX C

General Characteristics and Risks
of Strategic Transactions

In order to manage the risk of its securities portfolio, or to enhance income or gain as described in the Prospectus, the Trust may engage in Strategic Transactions. The Trust may engage in such activities in the Advisor's or Sub-Advisor's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur. The Trust's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. Certain Strategic Transactions may give rise to taxable income.

 Put and Call Options on Securities and Indices

The Trust may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Trust may also purchase and sell options on bond indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the bond index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Trust's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Trust against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Trust will experience a loss in the amount of the option premium plus any related commissions. When the Trust sells put and call options, it receives a premium as the seller of the option. The premium that the Trust receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline be low the exercise price of the option, less the premium received on the sale of the option. The Trust is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

The Trust's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Trust. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Trust and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Trust would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Trust must rely on the credit quality of the

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counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

 Futures Contracts and Related Options

Characteristics.  The Trust may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Margin Requirements.  At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

Limitations on Use of Futures and Options on Futures.  The Trust's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Trust currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-hedging purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide hedging, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust's liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Trust's board of trustees at any time. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract. The Trust reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

Segregation and Cover Requirements.  Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Trust are generally subject to earmarking and coverage requirements of either the CFTC or the SEC, with the result that, if the Trust does not hold the security or futures contract underlying the instrument, the Trust will be required to designate on its books and records an ongoing basis, cash, U.S. Government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The earmarking

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requirement can result in the Trust maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

Strategic Transactions Present Certain Risks.  With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged create the possibility that losses on the hedge may be greater than gains in the value of the Trust's position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to successfully utilize Strategic Transactions will depend on the Advisor's and the Sub-Advisor's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Trust has sold create an on going greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Strategic Transactions will reduce net asset value.

Regulatory Considerations.  The Trust has claimed an exclusion from the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

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PART C

Other Information

Item 25.  Financial Statements And Exhibits

(1)           Financial Statements

Part A—None

Part B—Statement of Assets and Liabilities (+)

(2)           Exhibits

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement.  These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of "materiality" that are different from "materiality" under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement.

The Trust acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

(a)	Amended and Restated Agreement and Declaration of Trust(+)

(b)	By-Laws(+)

(c)	Inapplicable

(d)	Form of Specimen Certificate(+)

(e)	Dividend Reinvestment Plan(+)

(f)	Inapplicable

(g)	(1) Investment Management Agreement(+)

(g)	(2) Sub-Investment Advisory Agreement(+)

(h)	Form of Underwriting Agreement(+)

(i)	Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation

Plan(+)

(j)	Custodian Agreement

(k)	Transfer Agency Agreement(+)

(l)	Opinion and Consent of Counsel to the Trust(+)

(m)	Inapplicable

(n)	Consent of Independent Public Accountants (+)

(o)	Inapplicable

(p)	Initial Subscription Agreement(+)

(q)	Inapplicable

(r)	(1) Code of Ethics of Trust(+)

(r)	(2) Code of Ethics of Advisor and Sub-Advisor(+)

(s)	Powers of Attorney(+)

_______________

(+)	To be filed by amendment.

Item 26.  Marketing Arrangements

Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 27.  Other Expenses Of Issuance And Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fee	$
NYSE listing fee	$
Printing (other than certificates)	$
Engraving and printing certificates	$
Accounting fees and expenses	$
Legal fees and expenses	$
FINRA fee	$
Miscellaneous	$
Total	$

Item 28.  Persons Controlled By Or Under Common Control With The Registrant

None.

Item 29.  Number Of Holders Of Shares

As of                             :

Title Of Class	Number of Record Holders
Shares of Beneficial Interest	$

Item 30.  Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

5.1 No Personal Liability of Shareholders, Trustees, etc.  No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law.  No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.  Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2 Mandatory Indemnification.  (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").  Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification.  The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.  No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)    Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither ''interested persons'' of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (''Disinterested Non-Party Trustees''), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.  All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)    The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met.  In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)    The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are ''disinterested persons'' (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e)   Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3 No Bond Required of Trustees.  No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder

5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent.  Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust.  The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5 Reliance on Experts, etc.  Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Reference is made to Section [ ] of the underwriting agreement to be filed as Exhibit (h) to this Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business And Other Connections Of Investment Advisor

BlackRock Advisors, LLC, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Advisors, LLC or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Advisors, LLC filed with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (Securities and Exchange Commission File No. 801-47710).

BlackRock Financial Management, Inc., a corporation organized under the laws of Delaware, acts as investment sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Financial Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Financial Management, Inc. or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Financial Management, Inc. filed with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (Securities and Exchange Commission File No. 801-48433).

Item 32.  Location Of Accounts And Records

The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of                 , the Registrant's Custodian, and                                    , the Registrant's Transfer Agent.

Item 33.  Management Services

Not Applicable

Item 34.  Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable

(3) Not applicable

(4) Not applicable

(5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of August, 2011.

By:	/s/ Brendan Kyne
Brendan Kyne
Sole Initial Trustee, President, Chief Executive
Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the 30th day of August, 2011.

Signature	Title

/s/ Brendan Kyne	Sole Initial Trustee, President, Chief Executive Officer (Principal Executive Officer) and Chief Financial Officer (Principal Financial Officer)
Brendan Kyne